          As filed with the U.S. Securities and Exchange Commission
                             on December 16, 1999


                        Securities Act File No. [    ]
                   Investment Company Act File No. 811-09729


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A


                            REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933  [X]

                   Pre-Effective Amendment No. ___     [ ]

                   Post-Effective Amendment No. ___    [ ]


                                    and/or


                            REGISTRATION STATEMENT
                 UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]

                         Amendment No.                     [ ]
                                       ---

                       (Check appropriate box or boxes)

    Approximate Date of Proposed Public Offering.......March 1, 2000


                                 iShares Trust
               ..................................................
               (Exact Name of Registrant as Specified in Charter)

                         Barclays Global Fund Advisors
                         45 Fremont Street
                         San Francisco, CA               94105
               ..................................................
               (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code:  (415) 597-2000

                         The Corporation Trust Company
                         1209 Orange Street
                         Wilmington, DE 19801
               ..................................................
                    (Name and Address of Agent for Service)

                             CROSS-REFERENCE SHEET
                                   FORM N-1A

PART A
Form N-1A Item Number             Prospectus Captions

     Item 1.                      Front and Back Cover Pages

     Item 2.                      Overview

     Item 3.                      Descriptions of iShares Funds

     Item 4. Investment Strategies and Policies; Principal Risk Considerations; Description of iShares Funds

     Item 5.                      Not Applicable

     Item 6.                      Management

     Item 7.                      Shareholder Information; Creations and
                                  Redemptions

     Item 8.                      Distribution Arrangements

     Item 9.                      Not Applicable

PART B
Form N-1A Item Number             Statement of Additional Information


     Item 10.                     Cover Page; Table of Contents

     Item 11.                     General Description of the Trust and Its
                                  Series

     Item 12. General Description of the Trust and Its Funds; Investment Strategies and Risks; Investment Limitations

     Item 13.                     Management

     Item 14.                     Not Applicable

     Item 15.                     Management

     Item 16.                      Brokerage Transactions

     Item 17.                      Additional Information Concerning the Trust

     Item 18. Creation and Redemption of Creation Unit Aggregations; Determination of Net Asset Value; Dividends and Distributions

     Item 19.                      Taxes

     Item 20.                      Not Applicable

     Item 21.                      Performance and Other Information

     Item 22.                      Financial Statements

PART C

Form N-1A Item    Exhibits      Other Information
Number

Item 23           Exh. No.      Exhibit
                  -----------   ------------------------------------------------

                  (a)           Agreement and Declaration of Trust dated
                                December __, 1999*
                  (b)           By-Laws*
                  (c)           Not Applicable
                  (d)           Investment Management Agreement Between
                                the Trust and Barclays Global Fund Advisors*
                  (e) Distribution Agreement Between the Trust and SEI Investments Distribution Company*;
                                Form of Authorized Participant Agreement*;
                                Form of Sales and Investor Services
                                Agreement*
                  (f)           Not Applicable
                  (g)           Custodian Agreement Between Investors Bank
                                & Trust and the Trust*; Lending Agreement
                                Between Investors Bank & Trust and the
                                Trust*
                  (h) Transfer Agency and Services Agreement between the Trust and Investors Bank & Trust*; Form of License Agreement Between Barclays Global Fund Advisors and Individual Funds*
                  (i)           Legal Opinion and Consent of Counsel*
                  (j)           Consent of Independent Auditors*
                  (k)           Not Applicable
                  (l) Subscription Agreement Between the Trust and SEI Investments Distribution Company*; Letter of Representations Between the Trust and Depository Trust Company*
                  (m)           Form of 12b-1 Plan and 12b-1 Agreement*
                  (n)           Not Applicable

     Item 24.     Persons Controlled by or Under Common Control with Registrant

     Item 25.     Indemnification

     Item 26.     Business and other Connections of Investment Adviser

     Item 27.     Principal Underwriters

     Item 28.     Location of Accounts and Records

     Item 29.     Management Services

     Item 30.     Undertakings

*To be filed by Amendment.

iShares (SM)
iShares Trust

     The iShares Trust is an "index fund," consisting of a number of separate investment portfolios, called "Funds." Each Fund is based upon a particular equity market index compiled by one of three index providers: Standard & Poor's (a division of The McGraw-Hill Companies, Inc.), Dow Jones & Company and Frank Russell Company.

iShares S&P 500 Fund                 iShares Dow Jones Total Market Fund         iShares Russell 3000 Fund

iShares S&P 100 Fund                 iShares Dow Jones U.S. Basic Materials      iShares Russell 3000 Growth
                                     Fund                                        Fund

iShares S&P 500/BARRA Growth         iShares Dow Jones U.S. Consumer             iShares Russell 3000 Value Fund
Fund                                 Cyclicals Sector Fund                       Fund

iShares S&P  500/BARRA Value Fund    iShares Dow Jones U.S. Consumer             iShares Russell 2000 Fund
                                     Non-Cyclicals Sector Fund

iShares S&P MidCap 400 Fund          iShares Dow Jones U.S. Energy Sector        iShares Russell 2000 Growth Fund
                                     Fund

iShares S&P MidCap                   iShares Dow Jones U.S. Financial Sector     iShares Russell 2000 Value
400/BARRA Growth Fund                Fund                                        Fund

iShares S&P MidCap                   iShares Dow Jones U.S. Healthcare           iShares Russell 1000 Fund
400/BARRA Value Fund                 Sector Fund

iShares S&P SmallCap 600 Fund        iShares Dow Jones U.S. Industrial Sector    iShares Russell 1000 Growth
                                     Fund                                        Fund

iShares S&P SmallCap                 iShares Dow Jones U.S. Technology           iShares Russell 1000 Value
600/BARRA Growth Fund                Sector Fund                                 Fund

iShares S&P SmallCap                 iShares Dow Jones U.S.
600/BARRA Value Fund                 Telecommunications Sector Fund

iShares S&P Euro Plus Fund           iShares Dow Jones U.S. Utilities Sector
                                     Fund
iShares S&P/TSE 60 Fund
                                     iShares Dow Jones U.S. Chemicals
                                     Fund

                                     iShares Dow Jones U.S. Financial
                                     Services Fund

                                     iShares Dow Jones Internet Fund

                                     iShares Dow Jones U.S. Real Estate
                                     Fund

     Each Fund's investment objective is to provide investment results similar to the total return performance of its underlying index. Each Fund is managed by Barclays Global Fund Advisors. The shares of each Fund, called "iShares", have been approved for listing on the American Stock Exchange LLC, called the "AMEX," subject to notice of issuance. iShares will trade on the AMEX at market prices throughout the trading day. Market prices for iShares may be different from their net asset value. There is no assurance that an active trading market will be maintained for iShares or that the market prices of iShares will be close to their relevant net asset values.

     Each Fund issues and redeems iShares on a continuous basis -- at net asset value -- only in large specified numbers of iShares called "Creation Units", usually in exchange for a basket of portfolio securities and an amount of cash. As a practical matter, only large institutions purchase or redeem Creation Units of iShares. Except when aggregated in Creation Units, iShares are not redeemable securities.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                   PROSPECTUS
                                [MARCH 1, 2000]

                               TABLE OF CONTENTS

                                          OVERVIEW........................................................     1
                                          Principal Risk Factors Common to the Funds......................     1
Details on Index Investing                INVESTMENT STRATEGIES AND POLICIES..............................     2
                                          Replication Strategy............................................     2
                                          Representative Sampling Strategy................................     2
                                          Other Policies..................................................     3
Details on the Risks of                   PRINCIPAL RISK CONSIDERATIONS...................................     3
Investment in iShares                     Not Insured or Guaranteed by any Government Agency..............     3
                                          Concentration and Fund Diversity................................     3
                                          iShare Trading Issues...........................................     4
                                          Foreign Investments.............................................     4
                                          Lending of Securities...........................................     4
                                          Leverage........................................................     5
                                          Derivatives.....................................................     5
                                          Year 2000 Risk..................................................     5

Details on Each Particular Fund           DESCRIPTIONS OF iSHARES FUNDS
                                          iShares S&P 500 Fund............................................     6
                                          iShares S&P 100 Fund............................................     8
                                          iShares S&P 500/BARRA Growth Fund...............................    10
                                          iShares S&P  500/BARRA Value Fund...............................    12
                                          iShares S&P MidCap 400 Fund.....................................    14
                                          iShares S&P MidCap 400/BARRA Growth Fund........................    16
                                          iShares S&P MidCap 400/BARRA Value Fund.........................    18
                                          iShares S&P SmallCap 600 Fund...................................    20
                                          iShares S&P SmallCap 600/BARRA Growth Fund......................    22
                                          iShares S&P SmallCap 600/BARRA Value Fund.......................    24
                                          iShares S&P Euro Plus Fund......................................    26
                                          iShares S&P/TSE 60 Fund.........................................    28
                                          iShares Dow Jones Total Market Fund.............................    30
                                          iShares Dow Jones U.S. Basic Materials Sector Fund..............    32
                                          iShares Dow Jones U.S. Consumer Cyclicals Sector Fund...........    34
                                          iShares Dow Jones U.S. Consumer Non-Cyclicals Sector Fund.......    36
                                          iShares Dow Jones U.S. Energy Sector Fund.......................    38
                                          iShares Dow Jones U.S. Financial Sector Fund....................    40
                                          iShare Dow Jones U.S. Healthcare Sector Fund....................    42

                                          iShares Dow Jones U.S. Industrials Sector Fund..................    44
                                          iShares Dow Jones U.S. Technology Sector Fund...................    46
                                          iShares Dow Jones U.S. Telecommunications Sector Fund...........    48
                                          iShares Dow Jones U.S. Utilities Sector Fund....................    50
                                          iShares Dow Jones U.S. Chemicals Fund...........................    52
                                          iShares Dow Jones U.S. Financial Services Fund..................    54
                                          iShares Dow Jones Internet Fund.................................    56
                                          iShares Dow Jones U.S. Real Estate Fund.........................    58
                                          iShares Russell 3000 Fund.......................................    60
                                          iShares Russell 3000 Growth Fund................................    62
                                          iShares Russell 3000 Value Fund.................................    64
                                          iShares Russell 2000 Fund.......................................    66
                                          iShares Russell 2000 Growth Fund................................    68
                                          iShares Russell 2000 Value Fund.................................    70
                                          iShares Russell 1000 Fund.......................................    72
                                          iShares Russell 1000 Growth Fund................................    74
                                          iShares Russell 1000 Value Fund.................................    76
Details on the management and             MANAGEMENT
operations of the iShares Trust           Investment Adviser..............................................    78
                                          Administrative Services.........................................    78
Details on buying and selling             SHAREHOLDER INFORMATION
iShares                                   Buying and Selling iShares......................................    79
                                          Book Entry......................................................    79
                                          iShare Prices...................................................    79
                                          Determining Net Asset Value.....................................    80
                                          Dividends and Distributions.....................................    80
                                          Taxes...........................................................    80
                                          CREATIONS AND REDEMPTIONS.......................................    81
Details on the Rule 12b-1                 DISTRIBUTION ARRANGEMENTS.......................................    82
Distribution Plan                         Distributor.....................................................    82
                                          Distribution Arrangements.......................................    82
                                          INDEX PROVIDERS.................................................    83

                                    OVERVIEW

     This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and each particular Fund of the Trust. INVESTMENT STRATEGIES AND POLICIES and PRINCIPAL RISK CONSIDERATIONS discuss the general strategies and risks applicable to all of the Funds, while DESCRIPTION OF iSHARES FUNDS provides important information about each particular Fund, including a brief description of its underlying index, and specific risks associated with a particular Fund.

     Each Fund is an "index fund," which means that it seeks to achieve, as closely as practicable, before fees and expenses, the total return of publicly-traded equity securities of companies in a specified market index, each called an "Underlying Index." All of the Funds seek to approximate the relevant Underlying Index's total return, before fees and expenses, in falling as well as rising markets. They do not seek to "beat" the markets they track and do not seek temporary defensive positions when markets appear overvalued.

Principal Risk Factors Common to the Funds

     You may choose among the Funds to invest in the broad market, particular market segments or specific industry sectors, as measured by the particular Underlying Index for a Fund. As with any investment, your investment could lose money or the performance of a particular Fund could trail that of other alternative investments. Risks of investing in the iShares of any Fund include:

 .    you can lose money;

 .    prices of the stocks in which a Fund invests may decline;

 .    no attempt is made to individually select stocks because each Fund's portfolio is managed, to the extent feasible, either to replicate the Underlying Index or to hold a representative sample of the securities in the Underlying Index;

 .    active trading markets for iShares of one or more Funds may never develop or be maintained; and

 .    investments in iShares are not bank deposits or obligations of Barclays
     Global Fund Advisors (BGFA), or Barclays Global Investors, N.A., (BGI) or any of their affiliates. iShares are not guaranteed or endorsed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                      INVESTMENT STRATEGIES AND POLICIES

     An index is a group of stocks selected to represent an entire market or market segment. An index is a standard of market performance. An index fund seeks to match the performance of the corresponding index. BGFA, the investment adviser, makes no attempt to apply economic, financial or market analysis when managing each Fund. BGFA selects securities for each Fund that help the Funds achieve returns corresponding to index returns. Including a security among a Fund's holdings implies no opinion as to its attractiveness as an investment.

Replication Strategy

     One way an index fund seeks to match an Underlying Index's performance, before fees and expenses, is by buying and selling all of the Underlying Index's securities in the same proportions as they are reflected in the Underlying Index. This process is called replication. Several of the Funds use the Replication Strategy, although they reserve the right not to invest in every security in the Underlying Index if BGFA believes it is not practical to do so under the circumstances.

Representative Sampling Strategy

     It may be difficult or impractical to hold all of the securities in Underlying Index. In such cases the Funds invest in a representative sampling of securities in the Underlying Index, selected by BGFA to have the same investment profile as the Underlying Index. In addition, some of these Funds may hold some securities that are not included in their Underlying Indexes if BGFA decides it is appropriate in view of these Funds' investment objectives.

     Each Fund follows either a Replication Strategy or a Representative Sampling Strategy. The DESCRIPTION OF iSHARES FUNDS section indicates which investment strategy a Fund intends to use.

     In some cases, a Fund might not meet its diversification requirements if it invests in the securities that make up a particular index in the proportions that match their index weights. In such cases, a Fund may elect to invest in an index that has been modified by the index provider to satisfy fund diversification requirements. Alternatively, a Fund may elect to employ a Representative Sampling Strategy to achieve its diversification objectives.

     As of [date], the Funds intend to invest in the following indexes, which have been modified by the index provider: Dow Jones U.S. Energy Sector Index; Dow Jones U.S. Healthcare Sector Index; Dow Jones U.S. Industrial Sector Index; Dow Jones U.S. Telecommunications Sector Index; and Dow Jones U.S. Chemicals Index.

     A Fund that uses a Representative Sampling Strategy is not expected to track its Underlying Index with the same degree of accuracy as a Fund which uses a Replication Strategy.

     BGFA expects that, over time, the "expected tracking error" for a Fund relative to the performance of its Underlying Index will be less than 5%. A Fund's tracking error will generally be greater if its Underlying Index has fewer rather than greater numbers of stocks and the Fund uses a Representative Sampling Strategy rather than a Replication Strategy.

Other Policies

     A Fund will concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or a group of industries) its investments in issuers of one or more particular industries to the extent that its Underlying Index concentrates in the stocks of such particular industry or industries.

     Each Fund may invest its remaining assets in money market instruments, other investment companies (including money market funds) and a variety of derivative instruments or contracts.

     Each Fund may lend securities it holds to a variety of financial institutions who are interested in borrowing securities. These financial institutions must pledge collateral to the Fund when they borrow securities and the Fund may earn income from the pledged collateral which can be used to offset Fund expenses.

     Each Fund may borrow money up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes. Each Fund may pledge or otherwise encumber its assets to secure these borrowings.

                         PRINCIPAL RISK CONSIDERATIONS

     iShares have the following risks.

Not Insured or Guaranteed by any Government Agency

     An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration and Fund Diversity

     A Fund that concentrates in a single industry or a group of industries may be more adversely affected by the performance of the relevant stocks and be subject to greater price volatility than a Fund holding a more diversified portfolio of investments. Also, a Fund that concentrates in a single industry or a group of industries may be more susceptible to any single economic, political or regulatory occurrence than a Fund that has a more broadly diversified portfolio of investments.

     A Fund may be classified as diversified or non-diversified, which refers to the number and percentages of securities that a fund holds. A non-diversified fund has the ability to hold fewer stocks than a diversified fund and, therefore, is subject to greater fluctuations in value. To see if a Fund is classified as non-diversified or to learn more about a particular concentration policy of a Fund, please see DESCRIPTION OF iSHARES FUNDS.

iShares Trading Issues

     Absence of Prior Active Market. Although iShares are expected to be approved for listing on the American Stock Exchange (the "AMEX"), there can be no assurance that an active trading market will develop for iShares or that one will be maintained.

     Lack of Market Liquidity. Trading in iShares on the AMEX may be halted because of market conditions or for reasons that, in the view of the AMEX, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

     Fluctuation of Net Asset Value. The net asset value of iShares will fluctuate with changes in the market value of a Fund's securities holdings. The market prices of iShares will fluctuate in accordance with changes in net asset value and supply and demand on the AMEX and thus iShares may trade below, at or above their net asset value. Price differences may be due to the fact that supply and demand forces in the secondary trading market for iShares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Indexes trading individually or in the aggregate at any point in time. However, given that iShares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), BGFA believes that large discounts or premiums to the net asset value of iShares should not be sustained.

Foreign Investments

     Each Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Indexes. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indexes may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. Foreign investments may involve additional risks and considerations. These risks include, for example, fluctuations in foreign currency, as well as the political and economic risks of an issuer's country. Securities of foreign companies may be more volatile than securities of U.S. companies. Such consequences may adversely affect the value and/or increase the volatility of securities held by a Fund.

Lending of Securities

     Each Fund may lend its portfolio securities. Although each Fund will receive collateral in connection with such loans, a Fund may still be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities, because the loaned securities may have appreciated beyond the value of the collateral held by the Fund. In addition, a Fund would bear the risk of loss of any cash collateral that it invests.

Leverage

     To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio securities.

Derivatives

     A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Each Fund may invest in index futures contracts and other derivatives, including combinations of stock index futures contracts, options on futures contracts, stock index options, stock index swaps, and forward currency exchange contracts.

Year 2000 Risk

     Most of the services provided to the Trust depend on the smooth functioning of computer systems. Any failure of these systems to recognize and adapt to dates in the year 2000 could hamper the Trusts' operations and services. The Trust's principal service providers are working on upgrades and changes to their systems as necessary and expect their systems to be ready in time but there can be no assurance of success. Moreover, since year 2000 issues can affect virtually every organization, the companies or entities in which the Funds invest or the value of their securities could also be negatively affected.

     For a further discussion of risks of investing in iShares, please refer to the Statement of Additional Information, which is incorporated by reference and is available free of charge by calling [toll-free number].

                          Description of iShares Funds

iSHARES S&P 500 FUND/1/
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's 500 Index

Investment Objective/Approach

     The S&P 500 Fund seeks to provide investment results that correspond generally to the price and yield performance of the large capitalization sector of the U.S. equity market, representing approximately 77% of the market capitalization of all U.S. equity securities, as represented by the S&P 500 Index. The S&P 500 Index consists of 500 stocks picked according to the total market value of their outstanding shares.

     As of ______ 1999, the S&P 500 Index's three largest stocks were Microsoft, General Electric Company and IBM (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, financial and consumer staples (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P 500 Index in weightings proportionate to the index.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

------------------------
/1/ Standard & Poor's and the Standard & Poor's Marks are servicemarks of Standard & Poor's and have been licensed for use for certain purposes by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in iShares.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................   _____ %
          Distribution (Rule 12b-1) fees.................   _____ %
          Other expenses.................................   _____ %
          Total annual Fund operating expenses...........   _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P 100 FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's 100 Index

Investment Objective/Approach

     The S&P 100 Fund seeks to provide investment results that correspond generally to the price and yield performance of the large capitalization growth sector of the U.S. market, representing approximately 38% of the market capitalization of all U.S. equity securities, as represented by the S&P 100 Index. The S&P 100 Index consists of stocks of some of the largest companies in the U.S. equity market and, as is the case with the S&P 500 Index, size, liquidity, and sector representation are primary determinants in choosing index constituents. This index consists of 100 stocks.

     As of ______ 1999, the S&P 100 Index's three largest stocks were Microsoft, General Electric Company and IBM (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, financial and consumer staples (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P 100 Index in weightings proportionate to the index.
 .    While potentially offering greater or more rapid capital appreciation potential than value stocks, investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .    Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.
 .    As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stock.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P 500/BARRA GROWTH FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's 500/BARRA Growth Index

Investment Objective/Approach

     The S&P 500/BARRA Growth Fund seeks to provide investment results that correspond generally to the price and yield performance of the large capitalization growth sector of the US equity market, representing approximately 50% of the market capitalization of the S&P 500 Index, as represented by the S&P 500/BARRA Growth Index. The S&P 500/BARRA Growth Index consists of those companies with the highest price-to-book ratios within the S&P 500 Index. This index consists of 128 stocks.

     As of ______ 1999, the S&P 500/BARRA Growth Index's three largest stocks were Microsoft, General Electric Company and IBM (which comprised __%, __% and __% respectively, of its market capitalization) and its three largest industries were technology, health care and consumer staples (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P 500/BARRA Growth Index in weightings proportionate to the index.
 .    While potentially offering greater or more rapid capital appreciation potential than value stocks, investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .    Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.
 .    Growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stock.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P 500/BARRA VALUE FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's 500/BARRA Value Index

Investment Objective/Approach

     S&P 500/BARRA Value Fund seeks to provide investment results that correspond generally to the price and yield performance of the large capitalization value sector of the U.S. equity market, representing approximately 50% of the market capitalization of the S&P 500 Index, as represented by the S&P 500/BARRA Value Index. The S&P 500/BARRA Value Index consists of those companies with the lowest price-to-book ratios within the S&P 500 Index. This index consists of 372 stocks.

     As of ______ 1999, the S&P 500/BARRA Value Index's three largest stocks were Exxon Corporation, AT&T Corporation and Citigroup Inc. (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its four largest industries were financial, energy, consumer staples and consumer cyclical (which comprised ____%, ____%, ____ and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P 500/BARRA Value Index in weightings proportionate to the index.
 .    Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stock.
 .    Value stocks tend to be inexpensive relative to their earnings and assets compared to other types of stock. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P MIDCAP 400 FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's MidCap 400 Index

Investment Objective/Approach

     The S&P MidCap 400 Fund seeks to provide investment results that correspond generally to the price and yield performance of the mid-capitalization sector of the U.S. equity market, representing approximately 6% of the market capitalization of all U.S. equity securities, as represented by the S&P MidCap 400 Index. The S&P MidCap 400 Index selection criteria, except for the criterion of size, are essentially the same as those used in the selection of S&P 500 components. Companies are selected for liquidity and industry group representation. This index consists of 400 stocks.

     As of ______ 1999, the S&P MidCap 400 Index's three largest stocks were Qualcomm Inc., Lienar Technology Corp. and Biogen, Inc. (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, consumer cyclicals and financial (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P MidCap 400 Index in weightings proportionate to the index.
 .    Mid-capitalization stocks may offer potentially higher return for investors, but are more vulnerable than larger capitalization stocks to adverse business or economic developments.
 .    Mid-capitalization stocks have liquidity and trading patterns different from that of larger capitalization stocks.
 .    Mid-capitalization stocks have market and performance cycles different from that of larger capitalization stocks.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P MIDCAP 400/BARRA GROWTH FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's MidCap 400/BARRA Growth Index

Investment Objective/Approach

     The S&P MidCap 400/BARRA Growth Fund seeks to provide investment results that correspond generally to the price and yield performance of those companies with the highest price-to-book ratios within the S&P 400 Index, representing approximately 50% of the market capitalization of that index, as represented by the S&P MidCap 400/BARRA Growth Index. The S&P MidCap 400/BARRA Growth Index is a capitalization-weighted index representing stocks from a broad range of industries. This index consists of 141 stocks.

     As of ______ 1999, the S&P MidCap 400/BARRA Growth Index's three largest stocks were Qualcomm Inc., Linear Technology Corp and Biogen, Inc. (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, consumer cyclical and health care (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P MidCap 400/BARRA Growth Index in weightings proportionate to the index.
 .    Mid-capitalization stocks may offer potentially higher returns for investors, but are more vulnerable than larger capitalization stocks to adverse business or economic developments.
 .    Mid-capitalization stocks have liquidity and trading patterns different from that of larger capitalization stocks.
 .    Mid-capitalization stocks have market and performance cycles different from that of larger capitalization stocks.
 .    While potentially offering greater or more rapid capital appreciation potential than value stocks, growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .    Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks

 .    Growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stock.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P MIDCAP 400/BARRA VALUE FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's MidCap 400/BARRA Value Index

Investment Objective/Approach

     The S&P MidCap 400/BARRA Value Fund seeks to provide investment results that correspond generally to the price and yield performance of those companies with the lowest price-to-book ratios within the S&P MidCap 400 Index, representing approximately 50% of the market capitalization of that index, as represented by the S&P MidCap 400/BARRA Value Index. The S&P MidCap 400/BARRA Value Index is a capitalization-weighted index representing stocks from a broad range of industries. This index consists of 259 stocks.

     As of ______ 1999, the S&P MidCap 400/BARRA Value Index's three largest stocks were Marshall & Ilsley Corporation, Intuit, Inc. and First Security Corp.
(Utah) (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were financial, utilities and consumer cyclical (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P MidCap 400/BARRA Value Index in weightings proportionate to the index.
 .    Mid-capitalization stocks may offer potentially higher returns for investors, but are more vulnerable than large-capitalization stocks to adverse business or economic developments.
 .    Mid-capitalization stocks have liquidity and trading patterns different from that of larger capitalization stocks.
 .    Mid-capitalization stocks have market and performance cycles different from that of larger capitalization stocks.
 .    Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stock.

 .    Value stocks tend to be inexpensive relative to their earnings and assets compared to other types of stock. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P SMALLCAP 600 FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's SmallCap 600 Index

Investment Objective/Approach

     The S&P SmallCap 600 Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the small capitalization sector of the U.S. equity market, representing approximately 2.5% of the market capitalization of the U.S. equity market, as represented by the S&P SmallCap 600 Index.

     To be included in the S&P SmallCap 600 Index, common stock must have been traded for at least 6 months, have a price greater than $1 on any three or more business days during a 12 month period, have an annualized turnover exceeding 20% of shares outstanding, not be owned over 50% by another entity, not be in bankruptcy, and have a bid-asked spread of 5% or less. This index consists of 600 stocks.

     As of ______ 1999, the S&P SmallCap 600 Index's three largest stocks were Novellus Systems, FirstMerit Corp. and American Bankers Insurance (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were consumer cyclicals, technology and financial (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P SmallCap 600 Index in weightings proportionate to the index.
 .    The Fund invests entirely within the small capitalization sector of the
     U.S. equity markets.
 .    The value of the stock can react differently to company, political, market and economic developments than the market as a whole and other types of stocks and can be more volatile than that of larger companies.
 .    Small capitalization companies may have limited product lines or markets.
 .    Small capitalization companies may be less financially secure than larger, more established companies.
 .    Small capitalization companies may depend on a small number of key personnel.

 .    If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in small capitalization companies may lose substantial value.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                          Description of iShares Funds

iSHARES S&P SMALLCAP  600/BARRA GROWTH FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's SmallCap 600/BARRA Growth Index

Investment Objective/Approach

     The S&P SmallCap 600/BARRA Growth Fund seeks to provide investment results that correspond generally to the price and yield performance of those companies with the highest price-to-book ratios within the S&P SmallCap 600 Index, representing approximately 50% of the market capitalization of that index, as represented by the S&P SmallCap 600/BARRA Growth Index. This index consists of 230 stocks.

     As of ______ 1999, the S&P SmallCap 600/BARRA Growth Index's three largest stocks were Novellus Systems, FirstMerit Corporation and Express Scripts 'A' (which comprised__ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, consumer cyclical and financial (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P SmallCap 600/BARRA Growth Index in weightings proportionate to the index.
 .    The Fund invests entirely within the small capitalization sector of the
     U.S. equity markets.
 .    The value of the stock can react differently to company, political, market and economic developments than the market as a whole and other types of stocks and can be more volatile than that of larger companies.
 .    Small capitalization companies may have limited product lines or markets.
 .    Small capitalization companies may be less financially secure than larger, more established companies.
 .    Small capitalization companies may depend on a small number of key personnel.
 .    If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in small capitalization companies may lose substantial value.

 .    While potentially offering greater or more rapid capital appreciation potential than value stocks, investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .    Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.
 .    Growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stock.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                          Description of iShares Funds

iSHARES S&P SMALLCAP 600/BARRA VALUE FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's SmallCap 600/BARRA Value Index

Investment Objective/Approach

     The S&P SmallCap 600/BARRA Value Fund seeks to provide investment results that correspond generally to the price and yield performance of those companies with the lowest price-to-book ratios within the S&P SmallCap 600 Index, representing approximately 50% of the market capitalization of that index, as represented by the S&P SmallCap 600/BARRA Value Index. This index consists of 370 stocks.

     As of ______ 1999, the S&P SmallCap 600/BARRA Value Index's three largest stocks were American Bankers Insurance, Radian Group Inc. and Devon Energy (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were consumer Cyclical, financial and capital goods (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P SmallCap 600/BARRA Value Index in weightings proportionate to the index.
 .    The Fund invests entirely within the small capitalization sector of the
     U.S. equity markets.
 .    The value of the stock can react differently to company, political, market and economic developments than the market as a whole and other types of stocks and can be more volatile than that of larger companies.
 .    Small capitalization companies may have limited product lines or markets.
 .    Small capitalization companies may be less financially secure than larger, more established companies.
 .    Small capitalization companies may depend on a small number of key personnel.
 .    If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in small capitalization companies may lose substantial value.
 .    Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stock.

 .    Value stocks tend to be inexpensive relative to their earnings and assets compared to other types of stock. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P EURO PLUS FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's Euro Plus Index

Investment Objective/Approach

     The S&P Euro Plus Index Fund seeks to provide investment results that correspond generally to the price and yield performance of equities in the continental European region, as represented by the S&P Euro Plus Index. The S&P Euro Plus Index is maintained by the S&P International Index Policy Committee. It contains approximately 200 common stocks, chosen to represent a broad range of industry segments.

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P Euro Plus Index in weightings proportionate to the index.
 .    An investment in the S&P Euro Plus Index Fund involves risks not typically associated with investing in a fund that invests in securities of U.S. issuers;
 .    These risks are similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component European countries and include:
          -    Less liquid and less efficient securities markets;
          -    Greater price volatility;
          -    Exchange rate fluctuations and exchange controls;
          -    Local currency changes in interest rates;
          -    Less publicly available information about issuers;
          -    The imposition of withholding or other taxes;
          - The imposition of restrictions on the expatriation of funds or other assets of the Fund;
          - Higher transaction and custody costs and delays in attendant settlement procedures;
          -    Difficulties in enforcing contractual obligations;
          -    Lesser levels of regulation of the securities markets;
          -    Different accounting, disclosure and reporting requirements;

          -    More substantial government involvement in the economy;
          -    Higher rates of inflation;
          -    Greater social, economic and political uncertainty.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly.
The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES S&P/TSE 60 FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Standard & Poor's/ TSE 60 Index

Investment Objective/Approach

     The S&P/TSE 60 Index Fund seeks to provide investment results that correspond generally to the price and yield performance of those Canadian equity securities which comprise the S&P/TSE 60 Index. The S&P/TSE 60 Index is maintained by the S&P Canadian Policy Committee, which is comprised of 7 members representing both S&P and TSE. The committee is responsible for setting policy and determining index composition. The index contains 60 common stocks, selected from the TSE 300 universe.

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the S&P/TSE 60 Index in weightings proportionate to the index.
 .    An investment in the S&P/TSE 60 Index Fund involves risks not typically associated with investing in a fund that invests in the securities of U.S. issuers.
 .    These risks are similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the Canadian securities market and may include:
          -    Less liquid and less efficient securities markets;
          -    Greater price volatility;
          -    Exchange rate fluctuations and exchange controls;
          -    Local currency changes in interest rates;
          -    Less publicly available information about issuers;
          -    The imposition of withholding or other taxes;
          - The imposition of restrictions on the expatriation of funds or other assets of the Fund;
          - Higher transaction and custody costs and delays in attendant settlement procedures;
          -    Difficulties in enforcing contractual obligations;
          -    Lesser levels of regulation of the securities markets;
          -    Different accounting, disclosure and reporting requirements;

          -    More substantial government involvement in the economy;
          -    Higher rates of inflation;
          -    Greater social, economic and political uncertainty.

 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information

     The Fund is newly organized and, therefore, has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S.  TOTAL MARKET FUND/2/
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones Total Market Index

Investment Objective/Approach

     The Dow Jones Total Market Fund seeks to provide investment results that correspond generally to the price and yield performance of the U.S. equity broad market, as represented by the Dow Jones U.S. Total Market Index. The Dow
Jones U.S.



Total Market
Index includes all of the companies in the Dow Jones Large Cap Index, Dow Jones Mid Cap Index and Dow Jones Small Cap Index and is structured to represent approximately 95% of the market capitalization of all listed U.S. equity securities. This index consists of approximately 2118 stocks.

     As of ______ 1999, the Dow Jones U.S. Total Market Index's three largest stocks were Microsoft Corporation, General Electric Company and IBM (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, financial and consumer cyclical (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

     The Fund will use the representative sampling strategy described on page [2].

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones Total Market Index in weightings proportionate to the index.
 .    The Dow Jones U.S. Total Market Index is a broad market index, which includes large capitalization, medium capitalization and small capitalization companies. Thus, its performance may be different from that of a narrower index such as a large capitalization index.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

-------------------
/2/ Dow Jones' and the Dow Jones Marks are servicemarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in iShares.

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S.  BASIC MATERIALS SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Basic Materials Sector Index

Investment Objective/Approach

     The Dow Jones U.S. Basic Materials Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the basic materials economic sector of the U.S. equity market, as represented by the Dow Jones U.S. Basic Materials Sector Index. The Dow Jones U.S. Basic Materials Sector Index includes companies in the Basic Materials sector of the Dow Jones U.S. Total Market Index. This index consists of approximately 101 stocks. Companies in this Fund are involved in the production of aluminum, chemicals, commodities, chemicals specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel.

     As of ______ 1999, the Dow Jones U.S. Basic Materials Sector Index's three largest stocks were E.I. DuPont de Nemours, Dow Chemicals and Alcoa (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its four largest industry segments were chemicals, paper products and forest products (which comprised ____%, ____%, ____ and ____, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Basic Materials Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    Companies in this sector are significantly affected by the level of volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition.
 .    At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses.
 .    Other risks include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

 .    The industrial sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of this Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S.  CONSUMER CYCLICAL SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Consumer Cyclical Sector Index

Investment Objective/Approach

     The Dow Jones U.S. Consumer Cyclical Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the consumer cyclical economic sector of the U.S. equity market, as represented by the Dow Jones U.S. Consumer Cyclical Sector Index. This index consists of approximately 374 stocks. Companies in this Fund include advertising companies, airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, entertainment and leisure companies, toy manufacturers, restaurant chains, home construction companies, consumer electronics companies, lodging chains, broadcasters, publishers, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers.

     As of ______ 1999, the Dow Jones U.S. Consumer Cyclical Sector Index's three largest stocks were Wal-Mart Stores Inc., Home Depot and Time Warner (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were specialty retailers, entertainment and leisure companies and broadline retailers (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Consumer Cyclical Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition, and consumer confidence.
 .    The success of companies in this sector depends heavily on disposable household income and consumer spending.

 .    Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance History

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                           Description of iShares Funds

iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Consumer Non-Cyclical Sector Index

Investment Objective/Approach

     The Dow Jones U.S. Consumer Non-Cyclical Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the consumer non-cyclical economic sector of the U.S. equity market, as represented by the Dow Jones U.S. Non-Cyclical Sector Index. This index consists of approximately 143 stocks. Companies in this Fund include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetics companies, food retailers, other food companies, tobacco and agricultural companies.

     As of ______ 1999, the Dow Jones U.S. Non-Cyclical Sector Index's three largest stocks were Coca Cola, America Online and Procter & Gamble Co. (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were consumer and household products and services, beverages and food (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 6.]
[The Fund will use the representative sampling strategy described on page 6.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Consumer Non-Cyclical Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    Governmental regulation affecting the permissibility of using various food additives and production methods could affect company profitability.
 .    Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation.
 .    The success of food, soft drink, and fashion related products may be strongly affected by fads, marketing campaigns, and other factors affecting supply and demand.

 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S.  ENERGY SECTOR  FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Energy Index

Investment Objective/Approach:

     The Dow Jones U.S. Energy Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the energy sector of the U.S. equity market, as represented by the Dow Jones U.S. Energy Sector Index. This index consists of approximately 96 stocks. Companies in this Fund include coal producers, oil drillers, oil production manufacturers and servicers, major oil companies, secondary oil companies and pipeline companies.

     As of ______ 1999, the Dow Jones U.S. Energy Sector Index's three largest stocks were Exxon, Mobil and Chevron (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were major oil companies, oil production manufacturers and servicers and secondary oil companies (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Energy Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The stock prices of energy companies are affected by supply and demand both for their specific products and for energy products in general.
 .    The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will affect the performance of these companies.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S.  FINANCIAL SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Financial Sector Index

Investment Objective/Approach

     The Dow Jones U.S. Financial Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the financial economic sector of the U.S. equity market, as represented by the Dow Jones U.S. Financial Sector Index. This index consists of approximately 424 stocks. Companies in this Fund include major international banks, regional banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers.

     As of ______ 1999, the Dow Jones U.S. Financial Sector Index's three largest stocks were Citigroup, American International Group, Inc. and BankAmerica (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were banks, financial diversified and insurance (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Financial Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    Financial companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge.
 .    Profitability in this sector is influenced by the availability and cost of capital funds, and can fluctuate significantly when interest rates change.
 .    Credit losses resulting from financial difficulties of borrowers can negatively impact this sector.
 .    Insurance companies may be subject to severe price competition.

 .    Newly-enacted legislation is expected to result in increased inter-industry consolidation in this sector.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance information.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                          Description of iShares Funds

iSHARES DOW JONES U.S.  HEALTHCARE SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Healthcare Sector Index

Investment Objective/Approach

     The Dow Jones U.S. Healthcare Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the healthcare sector of the U.S. equity market, as represented by the Dow Jones U.S. Healthcare Sector Index. This index consists of approximately 184 stocks. Companies in this Fund include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.

     As of ______ 1999, the Dow Jones U.S. Healthcare Sector Index's three largest stocks were Merck, Pfizer and Bristol Myers Squibb (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were pharmaceuticals, medical supplies and biotechnology (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Healthcare Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    Companies in this sector are subject to forces and trends which may make it difficult to raise prices and, in fact, may result in price discounting.
 .    The industries in the sector are regulated by the Food and Drug
     Administration.
 .    The process of obtaining FDA approval is long and costly, and it is becoming increasingly difficult to recoup these costs.
 .    Manufacturers of medical devices face unusual costs because they must follow regulations regarding "Good Manufacturing Practices".
 .    The biotechnology industry is an emerging growth industry, and therefore biotechnology companies are often thinly capitalized.

 .    Companies in this sector are susceptible to product obsolescence.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

FEES AND EXPENSES

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S.  INDUSTRIAL SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Industrial Sector Index

Investment Objective/Approach

     The Dow Jones U.S. Industrial Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the industrial sector of the U.S. equity market, as represented by the Dow Jones U.S. Industrial Sector Index. This index consists of approximately 410 stocks. Companies in this Fund include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building materials manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies.

     As of ______ 1999, the Dow Jones U.S. Industrial Sector Index's three largest stocks were General Electric, Tyco International and Boeing (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were industrial diversified, industrial and commercial services and industrial technology (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Industrial Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.
 .    Government regulation, world events and economic conditions affect the performance of companies in this sector.

 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S. TECHNOLOGY SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Technology Sector Index

Investment Objective/Approach

     Dow Jones U.S. Technology Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the technology sector of the U.S. equity market, as represented by the Dow Jones U.S. Technology Sector Index. This index consists of approximately 262 stocks. Companies in this Fund include companies that are involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology.

     As of ______ 1999, the Dow Jones U.S. Technology Sector Index's three largest stocks were Microsoft, IBM and Intel (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were semiconductors, computers and software (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Technology Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The stocks of technology companies tend to be relatively volatile as compared to other types of investments.
 .    Technology companies face intense competition, both domestically and internationally.
 .    Technology companies may have limited product lines, markets, financial resources or personnel.
 .    The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

 .    Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Telecommunications Sector Index

Investment Objective/Approach:

     The Dow Jones U.S. Telecommunications Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the telecommunications sector of the U.S. equity market, as represented by the Dow Jones U.S. Telecommunications Sector Index. This index consists of approximately 28 stocks. Companies in this Fund include fixed line communications and wireless communications companies.

     As of ______ 1999, the Dow Jones U.S. Telecommunications Sector Index's three largest stocks were AT&T Corp., MCI Worldcom Inc. and SNC Communications (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its two largest industry segments were fixed line communications and wireless communications (which comprised ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Telecommunications Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The domestic telecommunications industry is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.
 .    Companies in this sector need to commit substantial capital to meet increasing competition, particularly in the formulating new products and services using new technology.
 .    Telecommunications companies are under intense competitive pressures and the stock of such companies may be subject to significant price volatility.
 .    Telecommunications companies are subject to the additional risk that technological innovations will make their products and services obsolete.

 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S.  UTILITIES SECTOR FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Utilities Sector Index

Investment Objective/Approach

     The Dow Jones U.S. Utilities Sector Fund seeks to provide investment results that correspond generally to the price and yield performance of the utilities sector of the U.S. equity market, as represented by the Dow Jones U.S. Utilities Sector Index. This index consists of approximately 96 stocks. Companies in this Fund include electric utilities, gas utilities and water utilities.

     As of ______ 1999, the Dow Jones U.S. Utilities Sector Index's three largest stocks were Duke Energy, Southern and PG&E (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industry segments were electric utilities, gas utilities and water utilities (which comprised ____%, ____% and ___%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Utilities Sector Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions.
 .    The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.
 .    Certain utility companies have experienced full or partial deregulation in recent years. These companies are frequently similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return.

     Some companies, however, may be forced to defend their core business and may be less profitable.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S. CHEMICAL FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Chemical Index

Investment Objective/Approach

     The Dow Jones U.S. Chemical Fund seeks to provide investment returns that correspond generally to the price and yield performance of the chemicals industry sector of the U.S. equity market, as represented by the Dow Jones U.S. Chemical Index. This index consists of approximately 47 stocks.

     As of ______ 1999, the Dow Jones U.S. Chemical Index's three largest stocks were E.I. DuPont de Nemours, Dow Chemicals and Air Products & Chemicals (which comprised __ %, __ % and __ % respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Chemical Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The chemical industry can be significantly affected by intense competition, product obsolescence, and government regulation and can be subject to risks associated with the production, handling and disposal of hazardous components.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES U.S.  FINANCIAL SERVICES FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Financial Services Index

Investment Objective/Approach

     The Dow Jones U.S. Financial Services Fund seeks to provide investment results that correspond generally to the performance of the financial services industry segment of the U.S. equity market, as represented by the Dow Jones U.S. Financial Services Index. Companies in this Fund include banks, savings and loan associations, specialty financial firms, and other financial services firms. This index consists of approximately 257 stocks.

     As of ______ 1999, the Dow Jones U.S. Financial Services Index's three largest stocks were Citigroup, BankAmerica and Chase Manhattan (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its two largest industries were banks and specialty financial firms (which comprised ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Financial Services Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The profitability of a financial institution depends to a great extent on the credit quality of its loan portfolio, which is affected by the institution's underwriting criteria, concentrations within its loan portfolio, and general economic conditions.
 .    A financial institution's operating performance is also impacted by changes in interest rates, availability and cost of funds, intensity of competition, and degree of governmental regulation.
 .    Newly-enacted legislation is expected to result in increased inter-industry consolidation in the financial sector.

 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES DOW JONES INTERNET FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones Internet Index

Investment Objective/Approach

     The Dow Jones Internet Fund seeks to provide investment results that correspond generally to the price an yield performance of the internet industry sector of the U.S. equity markets, as represented by the Dow Jones Internet Index. This index consists of approximately 40 stocks. Companies in this Fund include those involved in internet services and internet commerce.

     As of ______ 1999, the Dow Jones Internet Index's three largest stocks were CMGI Inc., Excite@Home Corp. and America Online Inc. (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its two largest industry segments were internet services and internet commerce (which comprised ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones Internet Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.
 .    The computer/Internet Sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.
 .    Companies in this sector may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                          Description of iShares Funds

iSHARES DOW JONES U.S.  REAL ESTATE FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Dow Jones U.S. Real Estate Index

Investment Objective/Approach

     The Dow Jones U.S. Real Estate Fund seeks to provide investment results that correspond generally to the price and yield performance of the real estate industry sector of the U.S. equity market, as represented by the Dow Jones U.S. Real Estate Index. This index consists of approximately 92 stocks.

     As of ______ 1999, the Dow Jones U.S. Real Estate Index's three largest stocks were Equity Office Properties, Starwood Hotels and Resorts Combined and CFT (which comprised __ %, __ % and __ % respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Dow Jones U.S. Real Estate Index in weightings proportionate to the index.
 .    The Fund is classified as "non-diversified." A non-diversified fund has the ability to hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    Investment in this sector is subject to many of the same risks associated with the direct ownership of real estate.
 .    The underlying value of the securities in this sector may be adversely affected by adverse changes in national, state or local economic climate and real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates), perceptions of prospective tenants of the safety, convenience, and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the ability to collect on a timely basis all rents from tenants, tenant defaults, the costs of complying with the Americans with
     Disabilities Act, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present and future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly for older properties, changes in real estate taxes and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skills, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuer of the Fund.
 .    The stock market generally and/or other sectors of the stock market may outperform this sector.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's' assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES RUSSELL 3000 FUND/3/
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 3000 Index

Investment Objective/Approach

     The Russell 3000 Fund seeks to provide investment results that correspond generally to the price and yield performance of the U.S. equity broad market, representing approximately 86% of the market capitalization of all U.S. equity securities, as represented by the Russell 3000 Index. The Russell 3000 Index is a capitalization-weighted index of the 3000 largest companies domiciled in the U.S. and its territories. This index consists of approximately 2864 stocks.

     As of ______ 1999, the Russell 3000 Index's three largest stocks were General Electric Co., Microsoft Corporation and IBM (which comprised __ %, __ % and __ %, respectively, of its market capitalization) and its three industries were technology, financial services and consumer discretionary (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 3000 Index in weightings proportionate to the index.
 .    The Russell 3000 Index is a broad market index, which includes large capitalization, medium capitalization and small capitalization companies. Thus, its performance may be different from that of a narrower index such as a large capitalization index.

Performance Information

     The Fund is newly organized and therefore has no performance history.

-------------------
/3/ Frank Russell Company and the Frank Russell Marks are servicemarks of Frank Russell Company and have been licensed for use for certain purposes by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                          Description of iShares Funds

iSHARES RUSSELL 3000 GROWTH FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 3000 Growth Index

Investment Objective/Approach

     The Russell 3000 Growth Fund seeks to provide investment results that correspond generally to the price and yield performance of the growth sector of the U.S. equity broad market, representing approximately 50% of the total market capitalization of the Russell 3000 Index, as represented by the Russell 3000 Growth Index. The Russell 3000 Growth Index measures the performance of those Russell 1000 and Russell 2000 companies with higher price-to-book ratios and higher forecasted growth. This index consists of approximately 1784 stocks.

     As of ______ 1999, the Russell 3000 Growth Index's three largest stocks were General Electric Co., Microsoft Corporation and Intel Corp.(which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, consumer discretionary and health care (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 3000 Growth Index in weightings proportionate to the index.
 .    While potentially offering greater or more rapid capital appreciation potential than value stocks, investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .    Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.
 .    As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stock.
 .    The Russell 3000 Growth Index is a broad market index, which includes large capitalization, medium capitalization and small capitalization companies. Thus, its performance may be different from that of a narrower index such as a large capitalization index.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                          Description of iShares Funds

iSHARES RUSSELL 3000 VALUE FUNDS
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 3000 Value Fund

Investment Objective/Approach

     The Russell 3000 Value Fund seeks to provide investment results that correspond generally to the price and yield performance of the value sector of the broad U.S. equity market, representing approximately 50% of the total market capitalization of the Russell 3000 Index, as represented by the Russell 3000 Value Index. The Russell 3000 Value Index measures the performance of those Russell 1000 and Russell 2000 companies with lower price-to-book ratios and lower forecasted growth. This index consists of approximately 1968 stocks.

     As of ______ 1999, the Russell 3000 Value Index's three largest stocks were IBM, Exxon Corp. and AT&T Corp. (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were financial services, utilities and consumer discretionary (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 3000 Value Index in weightings proportionate to the index.
 .    Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stock.
 .    Value stocks tend to be inexpensive relative to their earnings and assets compared to other types of stock. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
 .    The Russell 3000 Value Index is a broad market index, which includes large capitalization, medium capitalization and small capitalization companies. Thus, it performance may be different from that of a narrower index such as a large capitalization index.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                          Description of iShares Funds

iSHARES RUSSELL 2000 FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 2000 Index

Investment Objective/Approach

     The Russell 2000 Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the small capitalization sector of the U.S. equity market, representing approximately 6% of the market capitalization of all U.S. equity securities, as represented by the Russell 2000 Index. The Russell 2000 Index is a capitalization-weighted index of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000. This index consists of approximately 1885 stocks.

     As of ______ 1999, the Russell 2000 Index's three largest stocks were Cypress, Semiconductor and Radian Group Inc. (which comprised __ %, __ % and __ %, respectively, of its market capitalization) and its three largest industries were financial services, consumer discretionary and technology (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 2000 Index in weightings proportionate to the index.
 .    The Fund invests entirely within the small capitalization sector of the
     U.S. equity markets.
 .    The value of the stock can react differently to company, political, market and economic developments than the market as a whole and other types of stocks and can be more volatile than that of larger companies.
 .    Small capitalization companies may have limited product lines or markets.
 .    Small capitalization companies may be less financially secure than larger, more established companies.
 .    Small capitalization companies may depend on a small number of key personnel.
 .    If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in small capitalization companies may lose substantial value.

Performance History

     The Fund is newly organized and, therefore, has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES RUSSELL 2000 GROWTH FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 2000 Growth Index

Investment Objective/Approach

     The Russell 2000 Growth Fund seeks to provide investment returns that correspond generally to the price and yield performance of the small capitalization growth sector of the U.S. equity market, representing 50% of the total market capitalization of the Russell 2000 Index, as represented by the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth. This index consists of approximately 1258 stocks.

     As of ______ 1999, the Russell 2000 Growth Index's three largest stocks were VerticalNet, Inc., Go2Net, Inc. and Metris Companies, Inc. (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, consumer discretionary and health care (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 2000 Growth Index in weightings proportionate to the index.
 .    While potentially offering greater or more rapid capital appreciation potential than value stocks, investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .    Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.
 .    As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stock.
 .    The Fund invests entirely within the small capitalization sector of the
     U.S. equity markets.
 .    The value of the stock can react differently to company, political, market and economic developments than the market as a whole and other types of stocks and can be more volatile than that of larger companies.
 .    Small capitalization companies may have limited product lines or markets.

 .    Small capitalization companies may be less financially secure than larger, more established companies.
 .    Small capitalization companies may depend on a small number of key personnel.
 .    If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in small capitalization companies may lose substantial value.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES RUSSELL 2000 VALUE FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 2000 Value Index

Investment Objective/Approach:

     The Russell 2000 Value Fund seeks to provide investment results that correspond generally to the price and yield performance of the small capitalization growth sector of the U.S. equity market, representing approximately 50% of the Russell 2000 Index, as represented by the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth. This index consists of approximately 1239 stocks.

     As of ______ 1999, the Russell 2000 Value Index's three largest stocks were Radian Group, Inc., Mony Group, Inc. and Rayonier, Inc. (which comprised __%, __% and __% respectively, of its market capitalization) and its three largest industries were financial services, materials and processing and consumer discretionary (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

[The Fund will use the replication strategy described on page 2.]
[The Fund will use the representative sampling strategy described on page 2.]

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 2000 Value Index in weightings proportionate to the index.
 .    Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stock.
 .    Value stocks tend to be inexpensive relative to their earnings and assets compared to other types of stock. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
 .    The Fund invests entirely within the small capitalization sector of the
     U.S. equity markets.
 .    The value of the stock can react differently to company, political, market and economic developments than the market as a whole and other types of stocks and can be more volatile than that of larger companies.
 .    Small capitalization companies may have limited product lines or markets.
 .    Small capitalization companies may be less financially secure than larger, more established companies.

 .    Small capitalization companies may depend on a small number of key personnel.
 .    If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in small capitalization companies may lose substantial value.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES RUSSELL 1000 FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 1000 Index

Investment Objective/Approach

     The Russell 1000 Fund seeks to provide investment results that correspond generally to the price and yield performance of the large capitalization sector of the U.S. equity market, representing approximately 80% of the market capitalization of all U.S. equity securities, as represented by the Russell 1000 Index. The Russell 1000 Index is a capitalization-weighted index of the 1000 largest companies in the Russell 3000 Index, and represents approximately 89% of the total market capitalization of the Russell 3000 Index. This index consists of approximately 983 stocks.

     As of ______ 1999, the Russell 1000 Index's three largest stocks were General Electric Co., Microsoft Corp. and IBM (which comprised __ %, __ % and __ %, respectively, of its market capitalization) and its three largest industries were technology, financial services and consumer discretionary (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 1000 Index in weightings proportionate to the index.

Performance History

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

     The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                         Description of iShares Funds

iSHARES RUSSELL 1000 GROWTH FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 1000 Growth Index

Investment Objective/Approach

     The Russell 1000 Growth Fund seeks to provide investment returns that correspond generally to the price and yield performance of the large capitalization growth sector of the U.S. equity market, representing approximately 50% of the total market capitalization of the Russell 1000 Index, as represented by the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth. This index consists of approximately 526 stocks.

     As of ______ 1999, the Russell 1000 Growth Index's three largest stocks were General Electric Co., Microsoft Corporation and Intel Corp. (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were technology, health care and consumer discretionary (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 1000 Growth Index in weightings proportionate to the index.
 .    While potentially offering greater or more rapid capital appreciation potential than value stocks, investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .    Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.
 .    As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stock.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                          Description of iShares Funds

iSHARES RUSSELL 1000 VALUE FUND
CUSIP:             AMEX Trading Symbol:
UNDERLYING INDEX:  Russell 1000 Value Index

Investment Objective/Approach

     The Russell 1000 Value Fund seeks to provide investment results that correspond generally to the price and yield performance of the large capitalization value sector of the U.S. equity market, representing approximately 50% of the total market capitalization of the Russell 1000 Index, as represented by the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth. This index consists of approximately 729 stocks.

     As of ______ 1999, the Russell 1000 Value Index's three largest stocks were IBM, Exxon Corp. and AT&T (which comprised __ %, __ % and __ % respectively, of its market capitalization) and its three largest industries were financial services, utilities and consumer discretionary (which comprised ____%, ____% and ____%, respectively, of its market capitalization).

Principal Investment Strategy

The Fund will use the replication strategy described on page 2.

Principal Risk Factors

 .    The price of stocks may decline for various reasons, including economic events or trends.
 .    The Fund makes no attempt to select individual stocks because the Fund invests only in the stocks in the Russell 1000 Value Index in weightings proportionate to the index.
 .    Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stock.
 .    Value stocks tend to be inexpensive relative to their earnings and assets compared to other types of stock. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Performance Information

     The Fund is newly organized and therefore has no performance history.

Fees And Expenses

     Fund investors pay various expenses, either directly or indirectly. The following table and example describe the fees and expenses that you may pay if you buy and hold iShares of the Fund.

Shareholder Transaction Fees (fees paid directly by you when you buy or sell iShares of the Fund)

     When buying or selling iShares of the Fund through a broker, you will incur customary brokerage commissions and charges.

Annual Fund Operating Expenses (expenses that are paid indirectly by you when deducted from the Fund's assets)

     Annual Fund operating expenses are based on estimated expenses the Fund expects to incur for the current fiscal year. Actual expenses may vary.

          Management fees................................  _____ %
          Distribution (Rule 12b-1) fees.................  _____ %
          Other expenses.................................  _____ %
          Total annual Fund operating expenses...........  _____ %

Example of Expenses

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              1 Year      3 Years
                              ------      -------

The above examples are for illustration purposes only and are not a representation of the Fund's actual expenses and returns, either past or future.

                                  MANAGEMENT

Investment Adviser

     BGFA provides investment guidance and policy direction for the Funds. BGFA utilizes teams of portfolio managers, investment strategists, and other investment specialists acting together to manage the assets of the Funds. This team approach benefits the Funds' shareholders by bringing together many disciplines and leveraging BGFA's extensive resources and reflects BGFA's commitment to an objective and consistent investment management structure.

     For its services to the Fund, BGFA will receive annual fees based on rates of each Fund's average daily net assets. These annual rates vary in amount from Fund to Fund and are shown for each Fund as "Management Fees" in the table headed "Annual Fund Operating Expenses" contained in DESCRIPTION OF iSHARES FUNDS.

     BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest manager of institutional investment assets. As of December 31, 1999, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $[ ] billion. BGI, BGFA, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest. BGFA does not use inside information in making investment decisions on behalf of the Funds.

Administrator, Custodian and Transfer Agent

     Investors' Bank & Trust Company ("IBT"), located at 200 Clarendon Street, Boston, MA 02111, is the administrator, custodian, transfer agent, and dividend disbursing agent for each Fund.

     As compensation for its services, IBT is paid a monthly fee by each Fund based on each Fund's average daily net assets. The amount is included as "Other Expenses" in the table headed "Annual Fund Operating Expenses" contained in DESCRIPTION OF iSHARES FUNDS.

                            SHAREHOLDER INFORMATION

     Additional shareholder information, including how to buy and sell iShares
of any Fund, is available free of charge by calling toll-free 1-888-[       ].

Buying and Selling iShares

     iShares trade on an auction market at the AMEX during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded stocks. There is no minimum investment, although generally iShares are purchased in "round lots" of 100 iShares.

     iShares trade under the ticker symbols listed in this Prospectus. iShares prices are reported in dollars and fractions per iShare. Fractions are quoted in 1/64s.

     The AMEX is generally open Monday through Friday and is closed on weekends and certain holidays. The holidays on which it is closed currently are: New Year's Day, Martin Luther King, Jr.'s. Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Book Entry

     iShares are held in book-entry form, which means no stock certificates are issued. Depository Trust Company ("DTC"), or its nominee, is the record owner for all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

     Investors owning iShares are Beneficial Owners as shown on the records of DTC or its Participants. DTC serves as the securities deposit for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a Beneficial Owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its Participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street-name" form.

iShare Prices

     The trading prices on the AMEX of iShares may differ in varying degrees from their daily net asset values and can be affected by market forces such as supply and demand, economic conditions and other factors.

     The AMEX intends to disseminate during each trading day the value of each Underlying Index and an approximate value for each Fund on a per iShare basis. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining Net Asset Value

     IBT calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 p.m. Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets-- the market value of the securities it holds, plus cash reserves-- and dividing the result by the number of shares outstanding. IBT values the securities at their current market prices. If such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Board of Trustees.

Dividends and Distributions

     Each Fund pays out dividends to investors and may pay them on a more frequent basis. All the Funds distribute their capital gains, if any, to investors annually.

Taxes

     As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult you own tax professional about the tax consequences of an investment in iShares.

     Unless your investment in iShares is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

                   .    Each Fund makes distributions, and
                   .    You sell iShares on the AMEX.

Taxes on Distributions. Each Fund will distribute annually any net investment income, and any net realized long-term or short-term capital gains. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax for the year when they are paid. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in iShares, and as capital gain thereafter. A distribution may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, it may constitute a return of capital.

Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of the S&P Euro Plus Fund and the S&P/TSE 60 Fund at the end of their respective taxable years will consist of foreign stock or securities, those Funds will "pass through" to you any foreign income taxes (including withholding taxes) paid by such Fund, if you owned iShares of that Fund and that Fund held the security, on the dividend entitlement date and for at least fifteen additional days immediately before and/or after. Subject to certain limitations, the foreign income taxes passed through may qualify as a deduction in calculating U.S. taxable income or as a credit in calculating U.S. federal income tax. You will be notified of your portion of the foreign income taxes paid to each country and the portion of dividends that represents income derived from sources within each country.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 31% of a shareholder's distributions and proceeds if the shareholder has not provided a taxpayer identification number or social security number.

Taxes When iShares are Sold on the AMEX. Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.


                           CREATIONS AND REDEMPTIONS

     Although you will ordinarily buy or sell iShares in the secondary market by trading on the AMEX, the iShares that you trade are generally "created" at their NAV by market makers, large investors and institutions.

     The Funds issue and redeem their iShares only in block-size "Creation Units," the exact size of which varies by Fund, but which is generally at least [50,000] iShares. Creating such units requires the deposit into the Fund of a portfolio of stocks closely approximating the composition of the Underlying Index or constituting a representative sample of the composition of the Underlying Index of a particular Fund combined with a specified amount of cash.

     Similarly, a "Creation Unit" block of iShares of a Fund can be redeemed, principally in kind for a portfolio of stocks held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable.

     You can create and redeem through a firm which is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant. Information about the fees and procedures regarding Creation Units is included in the Statement of Additional Information.

                           DISTRIBUTION ARRANGEMENTS

Distributor

     SEI Investments Distribution Company serves as the principal underwriter and Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

                           Distribution Arrangements

     The Trust has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows some Funds to pay distribution fees for the sale, marketing and distribution of iShares of that particular Fund. Because these fees are paid out of that Fund's assets on an ongoing basis, over time these costs will increase the costs of your investment in such a Fund and may cost you more than paying other types of sales charges.

     The fees are calculated and paid monthly at the rates set by the Board of Trustees, provided that the rates may not exceed .25% of the average daily net assets of the Fund. If applicable, these rates are shown for each Fund as "Distribution (12b-1) Fees" in the table headed "Annual Fund Operating Expenses" contained in DESCRIPTION OF iSHARES FUNDS.

     The Distributor will receive a fee based on the daily net assets of a participating Fund as compensation for its services, ranging from ___% to ___% of 1%. In addition, the Distributor will be reimbursed for certain expenses it actually incurs in connection with distribution. Brokers who have entered into agreements with the Funds will be paid fees of up to .15 of 1% of the average daily net asset value of iShares held at DTC for such brokers as payment for distribution assistance such as shareholder support, and educational and promotional services. In addition, BGFA, its affiliates and other third parties will receive reimbursement for marketing, advertising and promotional expenses actually incurred.

     The Distributor has no role in determining the policies of any Fund or the securities which are purchased or sold by any Fund.

                                INDEX PROVIDERS

     Standard & Poor's (a division of The McGraw-Hill Companies, Inc.), Dow Jones & Co. and the Frank Russell Company are the Index Providers for their respective Underlying Indexes. None of the Index Providers is affiliated with the iShares Trust, BGI, BGFA, the Administrator, Distributor or the AMEX.

     Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global Index, which includes the S&P Euro and Euro Plus for Continental Europe, the S&P/TSE 60 for Canada, the S&P 500 for the U.S., the S&P/TOPIX 150 for Japan, the S&P Asia Pacific 100, the Latin America 40 and the United Kingdom 150. S&P also publishes the S&P MidCap 400, S&P SmallCap 600, S&P SuperComposite 1500 and S&P REIT Composite for the U.S. and the S&P/TSE Canadian MidCap and S&P/TSE Canadian SmallCap Indices. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.

     Dow Jones Indexes is a part of Dow Jones & Company, which publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indexes include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indexes, the Dow Jones STOXX Indexes, the Dow Jones REIT Indexes, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indexes, the Dow Jones Internet Indexes, the Dow Jones Global Titans Index, the Dow Jones Extra Liquid Fund and the Dow Jones Sustainability Group Indexes.

     Frank Russell Company is an investment services firm. The Frank Russell Company and Mellon Bank Corporation, parent holding company of Pittsburgh and Boston-based Mellon Trust, operate a joint venture known as Russell/Mellon Analytical Services. Russell/ Mellon Analytical Services provides the financial community with financial information and analytical services. The Russell 1000, 2000, and 3000 Indexes, as well as mid-capitalization, value, and growth style indexes, are part of a family of indexes.

     BGFA has entered into a license agreement with each of the Index Providers to use the Underlying Indexes. BGFA is sub-licensing rights in the Underlying Indexes to the iShares Trust at no charge.

                                  DISCLAIMERS

     THE iSHARES TRUST IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY DOW JONES. DOW JONES MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF iSHARES OR TO ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF OWNING OR TRADING IN iSHARES. DOW JONES' ONLY RELATIONSHIP TO THE TRUST, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, TRADE NAMES, AND SERVICE MARKS OF DOW JONES AND OF THE DOW JONES INDEXES, WHICH ARE DETERMINED, COMPOSED, AND CALCULATED BY DOW JONES WITHOUT REGARD TO THE TRUST, BGI OR BGFA. DOW JONES HAS NO OBLIGATION TO TAKE THE NEEDS OF BGFA, BGI OR THE OWNERS OF iSHARES INTO CONSIDERATION IN DETERMINING, COMPOSING, OR CALCULATING THE DOW JONES INDEXES. DOW JONES IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES, OR QUANTITIES OF iSHARES TO BE LISTED. DOW JONES HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF iSHARES.

     DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY BGI AND BGFA, OWNERS OF iSHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND BGI AND BGFA.

     THE iSHARES TRUST IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY FRANK RUSSELL COMPANY ("FRC"). FRC MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE iSHARES OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN iSHARES, PARTICULARLY OR THE ABILITY OF THE RUSSELL INDEXES TO TRACK GENERAL STOCK MARKET PERFORMANCE. FRANK RUSSELL COMPANY IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS, AND TRADE NAMES. THE RUSSELL INDEXES ON WHICH THE FUNDS ARE BASED ARE DETERMINED, COMPOSED AND CALCULATED BY FRC WITHOUT REGARD TO BGI, BGFA OR THE FUND. FRC HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF iSHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE RUSSELL INDEXES. FRC IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF iSHARES OR THE TIMING OF THE ISSUANCE OR SALE OF iSHARES. FRC HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF iSHARES.

     ALTHOUGH FRC OBTAINS INFORMATION FOR INCLUSION OR USE IN THE CALCULATION OF THE RUSSELL INDEXES FROM SOURCES THAT FRC CONSIDERS RELIABLE, FRC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. FRC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. FRC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA OR OWNERS OF iSHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. FRC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FRC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     THE iSHARES TRUST IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P"). S&P MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF iSHARES OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN iSHARES PARTICULARLY OR THE ABILITY OF THE S&P INDEXES TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S ONLY RELATIONSHIP TO BGI OR BGFA IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF S&P AND OF THE S&P INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO BGI, BGFA OR THE TRUST. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF iSHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDEXES. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF iSHARES OR THE TIMING OF THE ISSUANCE OR SALE OF iSHARES. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST, MARKETING, OR TRADING OF THE iSHARES.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA OR OWNERS OF iSHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     iSHARES ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE AMEX. THE AMEX MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE iSHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF THE VARIOUS UNDERLYING INDEXES OR THE ABILITY OF THE UNDERLYING INDEXES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE UNDERLYING INDEXES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED

AND CALCULATED BY STANDARD & POOR'S, DOW JONES & CO. AND THE FRANK RUSSELL COMPANY WITHOUT REGARD TO THE iSHARES OF ANY FUNDS. THE AMEX IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE iSHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE iSHARES ARE REDEEMABLE. THE AMEX HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE iSHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE iSHARES OF ANY FUND.

     THE AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY INDEXES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE iSHARES TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTER PARTIES, OWNERS OF THE iSHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     BARCLAYS GLOBAL FUND ADVISORS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BARCLAYS GLOBAL FUND ADVISORS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BARCLAYS GLOBAL FUND ADVISORS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE iSHARES OF ANY FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BARCLAYS GLOBAL FUND ADVISORS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BARCLAYS GLOBAL FUND ADVISORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[BACK COVER]

     This Prospectus does not include all of the information with respect to the iShares Trust and iShares contained in the Registration Statement filed with the Securities and Exchange Commission (the "Commission") in Washington, D.C. under the:

 .    Securities Act of 1933 (File No. 333- ) and
 .    Investment Company Act of 1940 (File No. 811-____)

     The Statement of Additional Information provides detailed information about the Funds, and is incorporated by reference into this Prospectus.

     If you have questions about the Funds or iShares or you wish to obtain the Statement of Additional Information free of charge, please:
Call: toll free: 1-800-
Write:
Visit: http://

To obtain copies from the Commission at prescribed rates, please:
Write: Public Reference Section of the Commission
       450 Fifth Street, N.W., Washington, D.C. 20549
Call:  1-800-SEC-0330
Visit: http://www.sec.gov

     No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE iSHARES TRUST, THE FOLLOWING IS AVAILABLE FREE UPON REQUEST:

     Statement of Additional Information (SAI): Contains more detailed information about the iShares Trust's policies, investment restrictions, risks and business structure. This Prospectus incorporates the SAI by reference.

     Copies of the document and answers to questions about iShares Trust may be obtained without charge by contacting:

[Address]

     Information about the iShares Trust (including the SAI) can be viewed and copied at the Public Reference Room of the SEC in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-67009.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the iShares Trust may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.
   ------------------


-------------------------------------------------------------------------------
FOR MORE INFORMATION ON THE iSHARES TRUST, PLEASE CALL:

[Toll-free Number]
Monday through Friday
____ a.m. to ____ p.m. (EST)

or visit our Website at: http://
-------------------------------------------------------------------------------



Investment Company Act File No. 811-09102.

                  Investment Company File No.________________



                                 iSHARES TRUST


                      STATEMENT OF ADDITIONAL INFORMATION


                           Dated ____________, 2000



This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated ___________, 2000 (the "Prospectus") for the iShares Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Company, at Freedom Valley Drive, Oaks, PA 19456.

                               TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND ITS FUNDS....................................   1

EXCHANGE LISTING AND TRADING......................................................   2

INVESTMENT STRATEGIES AND RISKS...................................................   3
  Loans of Portfolio Securities...................................................   3
  Repurchase Agreements...........................................................   4
  Reverse Repurchase Agreements...................................................   4
  Currency Transactions...........................................................   5
  Money Market Instruments........................................................   5
  Foreign Securities..............................................................   5
  Investment Companies, REITs.....................................................   6
  Illiquid Securities.............................................................   6
  Futures and Options.............................................................   6
  Options on Futures Contracts....................................................   7
  Restrictions on the Use of Futures Contracts and Options on Futures Contracts...   7
  Swap Agreements.................................................................   7
  Future Developments.............................................................   8
  General Considerations and Risks................................................   8
  Risks of Futures and Options Transactions.......................................   9
  Risks of Swap Agreements........................................................  10

CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE UNDERLYING INDEXES.................  11
  Index Dissemination.............................................................  11
  The S&P Indexes Generally.......................................................  11
  S&P 500 Index...................................................................  11
  S&P 100 Index...................................................................  11
  S&P 500/BARRA Growth Index......................................................  12
  S&P 500/BARRA Value Index.......................................................  12
  S&P MidCap 400 Index............................................................  13
  S&P MidCap 400/BARRA Growth Index...............................................  13
  S&P MidCap 400/BARRA Value Index................................................  13
  S&P SmallCap 600 Index..........................................................  14
  S&P SmallCap 600/BARRA Growth Index.............................................  14
  S&P SmallCap 600/BARRA Value Index..............................................  15
  S&P Euro Plus Index.............................................................  15
  S&P/TSE 60 Index................................................................  15
  The Dow Jones Indexes Generally.................................................  16
  Dow Jones U.S. Total Market Index...............................................  16
  Dow Jones U.S. Basic Materials Index............................................  16
  Dow Jones U.S. Consumer Cyclical Sector Index...................................  17
  Dow Jones U.S. Consumer Non-Cyclical Sector Index...............................  18

  Dow Jones U.S. Energy Sector Index..............................................  18
  Dow Jones U.S. Financial Sector Index...........................................  18
  Dow Jones U.S. Healthcare Sector Index..........................................  18
  Dow Jones U.S. Industrial Sector Index..........................................  19
  Dow Jones U.S. Technology Sector Index..........................................  19
  Dow Jones U.S. Telecommunications Sector Index..................................  20
  Dow Jones U.S. Utilities Sector Index...........................................  20
  Dow Jones U.S. Chemicals Index..................................................  20
  Dow Jones U.S. Financial Services Index.........................................  21
  Dow Jones Internet Index........................................................  21
  Dow Jones U.S. Real Estate Index................................................  22
  The Russell Indexes Generally...................................................  22
  Russell 3000 Index..............................................................  22
  Russell 3000 Growth Index.......................................................  23
  Russell 3000 Value Index........................................................  23
  Russell 2000 Index..............................................................  24
  Russell 2000 Growth Index.......................................................  24
  Russell 2000 Value Index........................................................  24
  Russell 1000 Index..............................................................  25
  Russell 1000 Growth Index.......................................................  25
  Russell 1000 Value Index........................................................  26

INVESTMENT LIMITATIONS............................................................  26

CONTINUOUS OFFERING...............................................................  28

MANAGEMENT........................................................................  28
  Trustees and Officers...........................................................  29
  Index Providers.................................................................  33
  Remuneration of Trustees and Officers...........................................  29
  Investment Adviser..............................................................  29
  Administrator, Custodian and Transfer Agent.....................................  30
  Distributor.....................................................................  31

BROKERAGE TRANSACTIONS............................................................  33

ADDITIONAL INFORMATION CONCERNING THE TRUST.......................................  34
  Capital Stock...................................................................  34
  Book Entry Only System..........................................................  35
  DTC Acts as Securities Depositary for the iShares...............................  35

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.............................  37
  Creation........................................................................  37
  Fund Deposit....................................................................  37
  Procedures For Creation of Creation Unit Aggregations...........................  38
  Placement of Creation Orders Using Clearing Process.............................  39

  Placement of Creation Orders Outside Clearing Process...........................  40
  Acceptance of Orders for Creation Unit Aggregations.............................  41
  Creation Transaction Fee........................................................  42
  Redemption of iShares in Creation Units Aggregations............................  42
  Redemption Transaction Fee......................................................  43
  Placement of Redemption Orders Using Clearing Process...........................  43
  Placement of Redemption Orders Outside Clearing Process.........................  43

TAXES.............................................................................  45
  Federal Tax Treatment of Futures and Options Contracts..........................  47

DETERMINATION OF NET ASSET VALUE..................................................  48

DIVIDENDS AND DISTRIBUTIONS.......................................................  48
  General Policies................................................................  48
  Dividend Reinvestment Service...................................................  48

PERFORMANCE AND OTHER INFORMATION.................................................  49

MISCELLANEOUS INFORMATION.........................................................  51
  Counsel.........................................................................  51
  Independent Auditors............................................................  51

FINANCIAL STATEMENTS..............................................................  51

                GENERAL DESCRIPTION OF THE TRUST AND ITS FUNDS

     The Trust currently consists of 36 investment series (each, a "Fund" and collectively the "Funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series. Each Fund in the Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of each Fund are referred to herein as "iShares". The Funds offered by the Trust are:

iShares S&P 500 Fund            iShares Dow Jones Total Market           iShares Russell 3000 Fund
                                Fund

iShares S&P 100 Fund            iShares Dow Jones U.S. Basic             iShares Russell 3000 Growth
                                Materials Sector Fund                    Fund

iShares S&P 500/BARRA Growth    iShares Dow Jones U.S. Consumer          iShares Russell 3000 Value
Growth Fund                     Cyclicals Sector Fund                    Fund

iShares S&P 500/BARRA           iShares Dow Jones U.S. Consumer          iShares Russell 2000 Fund
Value Fund                      Non-Cyclicals Sector Fund

iShares S&P MidCap 400          iShares Dow Jones U.S. Energy Sector     iShares Russell 2000 Growth
Fund                            Fund                                     Fund

iShares S&P MidCap              iShares Dow Jones U.S. Financial
400/BARRA Growth Fund           Sector Fund

iShares S&P MidCap              iShares Dow Jones U.S. Healthcare        iShares Russell 2000 Value
                                Sector Fund                              Fund
                                                                         iShares Russell 1000 Fund
400/BARRA Value Fund            iShares Dow Jones U.S. Industrial
                                Sector Fund

iShares S&P SmallCap 600        iShares Dow Jones U.S. Technology        iShares Russell 1000 Growth
Fund                            Sector Fund                              Fund

iShares S&P SmallCap            iShares Dow Jones U.S.                   iShares Russell 1000 Value
600/BARRA Growth Fund           Telecommunications Sector Fund           Fund

iShares S&P SmallCap            iShares Dow Jones U.S. Utilities
600/BARRA Value Fund            Sector Fund

iShares S&P Euro Plus Fund      iShares Dow Jones U.S. Chemicals
                                Fund

iShares S&P/TSE 60 Fund         iShares Dow Jones U.S. Financial
                                Services Fund

                                iShares Dow Jones Internet Fund

                                iShares Dow Jones U.S. Real Estate Fund


     The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries, as represented by a specified benchmark index (each an "Underlying Index"). Each Fund is managed by Barclays Global Fund Advisors ("BGFA").

     Each Fund offers and issues iShares at their net asset value only in aggregations of a specified number of iShares (each, a "Creation Unit") generally in exchange for a basket of equity securities included in its Underlying Index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component"). iShares have been approved for listing and secondary trading on the American Stock Exchange (the "AMEX"), subject to notice of issuance. iShares will trade on the AMEX at market prices that may differ from net asset value. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. The exact size of the Creation Unit for each Fund will vary but will generally be at least [50,000] iShares.

     The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so.
iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "CREATIONS AND REDEMPTIONS". In each instance of such cash creations or redemptions, the Trust may impose transactions fees that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                         EXCHANGE LISTING AND TRADING

     A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus under the headings "OVERVIEW" and "SHAREHOLDER INFORMATION". The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

     There can be no assurance that the requirements of the AMEX necessary to maintain the listing of iShares of any Fund will continue to be met. The AMEX may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12 month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will also remove the iShares of a Fund from listing and trading upon termination of such Fund.

     As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

     It is believed desirable that the net asset value per iShare of each Fund offered to the public be approximately [1/10] of the value of its respective Underlying Index although this ratio will vary from Fund to Fund. To maintain the appropriate ratio, stock splits or reverse stock splits may be effected from time to time with respect to the iShares of one or more Funds. Such stock splits or reverse stock splits will have no effect on the net assets of any Fund.

See "CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS".


                        INVESTMENT STRATEGIES AND RISKS

     Each Fund seeks to achieve its objective by investing in common stocks included in the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed; as such, adverse performance of a security from a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

     Some Funds will engage in a Replication Strategy, by which they hold substantially all of the securities of the Underlying Index in the same proportion as they are reflected in the Underlying Index. Other Funds will engage in a Representative Sampling Strategy, which is an attempt to replicate the profile and return of the Underlying Index by holding a sample of the securities in that index as selected by BGFA. In addition, some of these Funds may hold some securities that are not included in their Underlying Indexes if BGFA decides it is appropriate in view of these Funds' investment objectives. In some cases, a Fund might not meet its diversification requirements if it invests in the securities that make up an Underlying Index in the portions that match the index weights. In such cases, a Fund may elect to invest in an index that has been modified by the index provider to satisfy fund diversification requirements. Alternatively, a Fund may elect to employ a Representative Sampling Strategy to achieve its diversification objectives.

     The Prospectus describes the strategy of each Fund. A Representative Sampling Strategy is used for those indexes where BGFA believes that a Replication Strategy is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although a Representative Sampling Strategy has proven an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by a Replication Strategy. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. By lending its investment securities, each Fund may attempt to offset its expenses through the receipt of interest on the loan. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund.

     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Trust's Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan to be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate amount for each Fund with securities having a value equal to or greater than such commitments.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

     A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency at, a specified price and at a specified future time. Futures contacts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

     Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gaps, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the values of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain of its foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in short-term corporate and government bonds and notes and money market instruments. Money market instruments include U.S. Government Securities, certificates of deposit, time deposits and bankers' acceptances of U. S. and foreign banks and similar institutions, high grade commercial paper, and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Indexes. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indexes may also be in the form of

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

     Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including, money market funds) and real estate investment trusts to the extent allowed by law.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes.

     A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. Each Fund may enter into futures contracts to purchase security indexes when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of each Fund. The potential for loss related to writing options is unlimited.

     Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. Also, each Fund will not purchase options to the extent that more than ____% of the value of such Fund's total assets would be invested in premiums on open put option positions.

     Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately _____% to _____% of the contract amount (this amount is subject to change by the exchange on which the contract is traded. This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap Agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in the Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus under the headings "PRINCIPAL RISK CONSIDERATIONS" and "SHAREHOLDER INFORMATION." The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

     An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors which affect the market.

     An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and
perceptions of their issuers change.   These investor perceptions are based on
various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

     Although most of the securities in the Underlying Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's iShares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

     The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

     Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

     Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

     Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

     Risks of Swap Agreements. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

       CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE UNDERLYING INDEXES

Index Dissemination. Similar to other stock index values published by the AMEX, the value of each Underlying Index will be calculated continuously and disseminated approximately every 15 seconds over the Consolidated Tape Association's Network B. The major electronic financial data vendors are expected to publish information on each Underlying Index for their subscribers.

Brief descriptions of the Underlying Indexes on which the Funds are based and the equity markets in which the Funds are invested are provided below.


The S&P Indexes Generally.



S&P 500 Index
Number of Components:  500

Index Description. The Standard & Poor's 500 Index measures the performance of the large capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 500/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 500 stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500 Index represents approximately 77% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______,
______, and ______.


S&P 100 Index
Number of Components:  100

Index Description. The S&P 100 Index measures the performance of large cap, blue-chip companies in the U.S. equity market. The index is a sub-set of the S&P 500 Index. It is a capitalization weighted index from a broad range of industries chosen for market size, liquidity, and sector representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 100 Index represents approximately 38% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


S&P 500/BARRA Growth Index
Number of Components:  approximately 122

Index Description. The S&P 500/BARRA Growth Index measures the performance of the large capitalization growth sector of the US equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. The base value for the S&P 500/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500/BARRA Growth Index represents approximately 38% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


S&P 500/BARRA Value Index
Number of Components:  approximately 378

Index Description. The S&P 500/BARRA Value Index measures the large capitalization value sector of the US equity market. It is a subset of the S&P 500 Index and consists of those companies with the lowest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. The base value for the S&P 500/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500/BARRA Value Index represents approximately 38% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.

S&P MidCap 400 Index
Number of Components:  400

Index Description. The S&P 400 MidCap Index measures the performance of the mid capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 400/BARRA Growth and Value Index series. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the medium-capitalization segment of the U.S. equity market. The S&P MidCap 400 Index represents approximately 6% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


S&P MidCap 400/BARRA Growth Index
Number of Components:  approximately 143

Index Description. The S&P MidCap 400/BARRA Growth Index measures the performance of the mid capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 400/BARRA Growth Index represents approximately 3.25% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______,
______, and ______.


S&P MidCap 400/BARRA Value Index
Number of Components:  approximately 257

Index Description. The S&P MidCap 400/BARRA Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market.
It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 400/BARRA Value Index represents approximately 3.25% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______,
______, ______, ______, ______, and ______.


S&P SmallCap 600 Index
Number of Components:   600

Index Description. The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 600/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 600 Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______,
______, and ______.


S&P SmallCap 600/BARRA Growth Index
Number of Components:  approximately 217

Index Description. The S&P SmallCap 600/BARRA Growth Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. The base value for the S&P SmallCap 600/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P SmallCap 600/BARRA Growth Index represents approximately 1.5% of the market capitalization is listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and
______.

S&P SmallCap 600/BARRA Value Index
Number of Components:  approximately 383

Index Description. The S&P SmallCap 600/BARRA Value Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. The base value for the S&P MidCap 600/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 600/BARRA Value Index represents approximately 1.5% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


S&P Euro Plus Index
Number of Components:  approximately 200

Index Description. The Standard & Poor's Euro Plus Index measures the performance of equities in the continental European region, made up of fourteen markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden and Switzerland. It serves as the underlying index for the S&P Euro Index which measures the performance of equities in the Eurobloc region, made of ten of the fourteen European markets. The Euro Plus Index is a capitalization-weighted index from a broad range of industries, each chosen for market size, liquidity, and industry group representation. The market capitalization of index constituent companies is adjusted to reflect only those shares, which are available to foreign investors. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


S&P/TSE 60 Index
Number of Components:  60

Index Description. The S&P/TSE 60 Index measures the performance of equities in the Canadian marketplace. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The market capitalization of index constituent companies is adjusted to reflect only those shares available for investment by the general public. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.



The Dow Jones Indexes Generally.




Dow Jones U.S. Total Market Index
Number of Components:  approximately 2118

Index Description. The Dow Jones Total Market Index measures the performance of the U.S. equity broad market. It serves as the underlying index in the Dow Jones U.S. Large Cap Index, Dow Jones U.S. Mid Cap Index , Dow Jones U.S. Small Cap Index and the Dow Jones U.S. sector indexes. The Dow Jones U.S. Total Market Index is a capitalization-weighted index, so the impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
The Dow Jones U.S. Total Market Index represents 95% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______,
______, and ______.


Dow Jones U.S. Basic Materials Sector Index
Number of Components:  approximately 101

Index Description. The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Basic Materials Sector Index is capitalization-weighted and includes only companies in the Basic Materials sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Basic Materials Sector Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______,
______, and ______.


Dow Jones U.S. Consumer Cyclical Sector Index
Number of Components:  approximately 374

Index Description. The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer Cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Consumer Cyclical Sector Index is capitalization-weighted and includes only companies in the Consumer Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Consumer Cyclical Sector Index represents approximately 13% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______,
______, ______, ______, and ______.

Dow Jones U.S. Consumer Non-Cyclical Sector Index
Number of Components:  approximately 143

Index Description. The Dow Jones U.S. Non-Cyclical Sector Index measures the performance of the non-cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Non-Cyclical Sector Index is capitalization-weighted and includes only companies in the Non-Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Non-Cyclical Sector Index represents approximately 9% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


Dow Jones U.S. Energy Sector Index
Number of Components:  approximately 96

Index Description. The Dow Jones U.S. Energy Sector Index measures the performance of the energy economic sector of the U.S. equity market. The Dow Jones U.S. Energy Sector Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Energy Sector Index represents approximately 5% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


Dow Jones U.S. Financial Sector Index
Number of Components:  approximately 424

Index Description. The Dow Jones U.S. Financial Sector Index measures the performance of the Financial economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Financial Sector Index is capitalization-weighted and includes only companies in the Financial sector of the Dow Jones U.S. Total Market Index. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Sector Index represents approximately 16% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


Dow Jones U.S. Healthcare Sector Index
Number of Components:  approximately 184

Index Description. The Dow Jones U.S. Healthcare Sector Index measures the performance of the Healthcare economic sector of the U.S. equity market. This Dow Jones U.S. Healthcare Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Healthcare Sector Index is capitalization-weighted and includes only companies in the Healthcare Sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change if proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Healthcare Sector Index represents approximately 10% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


Dow Jones U.S. Industrial Sector Index
Number of Components:  approximately 410

Index Description. The Dow Jones U.S. Industrial Sector Index measures the performance of the Industrial economic sector of the U.S. equity market. The Dow Jones U.S. Industrial Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Industrial Sector Index is capitalization-weighted and includes only companies in the Industrial sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Industrial Sector Index represents approximately 11% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.



Dow Jones U.S. Technology Sector Index
Number of Components:  approximately 262

Index Description. The Dow Jones U.S. Technology Sector Index measures the performance of the Technology economic sector of the U.S. equity market. The Dow Jones U.S. Technology Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Technology Index is capitalization-weighted and includes only companies in the Technology sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Technology Sector Index represents approximately 19% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the

Index are ______, ______, ______, ______, ______, ______, ______, ______,
______, and ______.


Dow Jones U.S. Telecommunications Sector Index
Number of Components:  approximately 28

Index Description. The Dow Jones U.S. Telecommunications Sector Index measures the performance of the Telecommunications economic sector of the U.S. equity market. The Dow Jones U.S. Telecommunications Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Telecommunications Sector Index is capitalization-weighted and includes only companies in the Telecommunications sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Telecommunications Sector Index represents approximately 7% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


Dow Jones U.S. Utilities Sector Index
Number of Components:  approximately 96

Index Description. The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. The Dow Jones U.S. Utilities Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Utilities Sector Index is capitalization-weighted and includes only companies in the Utilities sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Utilities Sector Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and
______.


Dow Jones U.S. Chemicals Index
Number of Components:  approximately 47

Index Description. The Dow Jones U.S. Chemicals Index measures the performance of the chemicals industry of the U.S. equity market. The index is a subset of the Dow Jones U.S. Basic Materials Sector Index. The Dow Jones U.S. Chemical Index is capitalization-weighted and includes only companies in the chemicals sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Chemicals Index represents approximately 1.5% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.

Dow Jones U.S. Financial Services Index
Number of Components:  approximately 257

Index Description. The Dow Jones U.S. Financial Services Index measures the performance of the financial services industry segment of the U.S. equity market. The index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Services Index is capitalization-weighted and includes only companies in the Banks, Savings & Loans, Securities Brokerage and Financial Services sectors of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Services Index represents approximately 12% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.



Dow Jones Internet Index
Number of Components:  approximately 40

Index Description. The Dow Jones Internet Index measures the performance of the Internet industry sector of the U.S. equity market. It includes only companies that generate the majority of their revenues from the Internet and it is comprised of two sub-groups, Internet Commerce and Internet Services. The Index is modified capitalization-weighted, restricting a stock's weighting to 10% of its respective sub-group. The impact of a component's price change is proportional to the issue's total market value in the index, which is the share price times the number of shares. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Internet Index represents approximately 1% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______,
______, ______, ______, ______, and ______.



Dow Jones U.S. Real Estate Index
Number of Components:   approximately 92

Index Description. The Dow Jones U.S. Real Estate Index measures the performance of the Real Estate industry sector of the U.S. equity market. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Real Estate Index is capitalization-weighted and includes only companies in the Real Estate industry of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Real Estate Index represents approximately 1% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______,
______, and ______.



The Russell Indexes Generally.




Russell 3000 Index
Number of Components:  approximately 3000

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indexes, as well as each respective Growth and Value series. It is a capitalization-weighted index of the 3000 largest companies domiciled in the US and its territories. The Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
The Russell 3000 Index represents approximately 86% of the market capitalization of listed U.S. equities. As of

[date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


Russell 3000 Growth Index
Number of Components:  approximately 1863

Index Description. The Russell 3000 Growth Index measures the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index. It is capitalization-weighted index and consisting of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. The component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Growth Index represents approximately 43% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______,
______, ______, ______, and ______.


Russell 3000 Value Index
Number of Components:  approximately 2053

Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted index consisting of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. The component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Value Index represents approximately 43% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______,
______, ______, ______, and ______.

Russell 2000 Index
Number of Components:  approximately 2000

Index Description. The Russell 2000 Index measures the small capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value index series. It is a capitalization weighted index consisting of the 2000 smallest companies in the Russell 3000 Index. The component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Index represents approximately 6% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


Russell 2000 Growth Index
Number of Components:  approximately 1337

Index Description. The Russell 2000 Growth Index measures the small capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization weighted index consisting of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. The component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Growth Index represents approximately 3% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.


Russell 2000 Value Index
Number of Components:  approximately 1313

Index Description. The Russell 2000 Value Index measures the small cap value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization weighted index consisting of those Russell 2000 companies with lower price-to-book rations and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. The component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Value Index represents approximately 3% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______,
______, ______, ______, and ______.


Russell 1000 Index
Number of Components:  approximately 1000

Index Description. The Russell 1000 Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000 Growth and Value Indexes, and the Russell Top 200 and MidCap series. It is a capitalization weighted index consisting of the 1000 largest 1000 companies in the Russell 3000. The component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Index represents approximately 80% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______,
______, ______, ______, ______, and ______.


Russell 1000 Growth Index
Number of Components:  approximately 526

Index Description. The Russell 1000 Growth Index measures the large capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. The component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Growth Index represents approximately 40% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______, ______, ______, ______, and ______.

Russell 1000 Value Index
Number of Components:  approximately 740

Index Description. The Russell 1000 Value Index measures the large cap value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. The component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Value Index represents approximately 40% of the market capitalization of listed U.S. equities. As of [date], the ten largest companies in the Index are ______, ______, ______, ______, ______, ______,
______, ______, ______, and ______.


                            INVESTMENT LIMITATIONS

     Each Fund's investment objectives and the investment restrictions numbered 1 through 6 below have been adopted by the Board as fundamental policies. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

     No Fund will:

1. Concentrate (i.e. hold more than 25% of its assets in the stocks of a single industry or a group of industries) its investments in issuers of one or more particular industries except that a Fund will concentrate to the extent that its Underlying Index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

     In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund will not, without Board approval, invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer or purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

     For purposes of the percentage limitation on each Fund's investments in illiquid securities, with respect to each Fund, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or other organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio under the supervision of the Board. In reaching liquidity decisions, BGFA considers, the following factors:

1.   the frequency of trades and quotes for the security;
2. the number of dealers wishing to purchase or sell the security and the number of other potential purchasers;
3.   dealer undertakings to make a market in the security; and
4. the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

     If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                              CONTINUOUS OFFERING

     The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.


                                  MANAGEMENT

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "MANAGEMENT."

     Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. The Board currently consists of ___ [ ] Trustees, one of whom is an "interested person" (as defined in the 1940 Act) of the Trust and the Funds.


                                              Principal Occupations
Name/Address/Age      Position                During the Past Five Years



                            [TO BE FILLED IN LATER]



     Remuneration of Trustees and Officers.  The Trust pays each Trustee an
annual fee of $[            ] plus a per meeting fee of          $[         ]
for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

     Assuming that four (4) meetings of the Board are held annually, it is estimated that the compensation paid to each Trustee during the fiscal year
ended [                 ], 1999 will be:


Name of Trustee        Aggregate Compensation from the Trust
---------------        -------------------------------------


                            [TO BE FILLED IN LATER]



     The following table sets forth the total (estimated) remuneration of
Trustees and Officers of the Trust for the fiscal year ended [            ].

                            [TO BE FILLED IN LATER]

No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

Investment Adviser.  BGFA serves as investment adviser to each Fund pursuant to
an Investment Advisory Agreement between the Trust and BGFA.   Under the
Investment

Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

     As compensation for its services under the Investment Advisory Agreement, BGFA receives a fee which is accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets, at the varying annual rates ranging from __% to __%. From time to time, BGFA may waive all or a portion of its fee. Each Fund will also bear all other expenses of its operation.

     The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     Current interpretations of federal banking laws and regulations (i) would prohibit Barclays Bank PLC, Barclays Global Investors (the "BGI"), and BGFA and their affiliates from controlling, or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

     BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

     If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Co. ("IBT") serves as Administrator, Custodian, Dividend Disbursing Agent and Transfer Agent for the Funds. The assets of each Fund are held under bank custodianship in compliance with the 1940 Act. Under its agreement with the Trust, IBT holds each Fund's portfolio securities and keeps all necessary accounts and records and provides the following other services: such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund; supply and maintain office facilities (which may be in IBT's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Trust's corporate governance documents, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of agents and others to supply services. As compensation for its services, IBT receives a fee which is accrued daily and paid monthly, based on each Fund's daily net assets.

Distributor. SEI Investments Distribution Company is the principal underwriter and Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under "CREATIONS AND REDEMPTIONS". iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

     The Board, consisting of Independent Trustees described below, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") for the following Funds only: iShares Dow Jones U.S. Basic Materials Sector Fund, iShares Dow Jones U.S. Chemical Fund, iShares Dow Jones U.S. Consumer Cyclicals Sector Fund, iShares Dow Jones U.S. Consumer Non-Cyclical Sector Fund, iShares Dow Jones U.S. Energy Fund, iShares Dow Jones U.S. Financial Sector Fund, iShares Dow Jones U.S. Financial Services Fund, iShares Dow Jones U.S. Healthcare Sector Fund, iShares Dow Jones U.S. Industrial Sector Fund, iShares Dow Jones Internet Fund, iShares Dow Jones U.S. Real Estate Fund, iShares Dow Jones U.S. Technology Sector Fund, iShares Dow

Jones U.S. Telecommunications Sector Fund and iShares Dow Jones U.S. Utilities Sector Fund. The terms of the Plan are described in the Prospectus.

     Under the terms of the Plan, it remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the "Independent Trustees" (Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plans or any agreement related to the
Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the Fund to which the plan applies. All material amendments of the Plan, also require Board approval (as described above). The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of such Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with quarterly reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

     The Distributor will receive a fee based on the daily net assets of a Fund as compensation for its services ranging from _____% to _____% of 1.0%. Pursuant to agreements entered into between the Distributor and such persons, a Fund will also make payments under the Plan to certain broker-dealers or other persons ("Investor Services Organizations") that enter into agreements with the Distributor in the form approved by the Board to provide distribution assistance and shareholder support, account maintenance and educational and promotional services (which may include compensation and sales incentives to the registered brokers or other sales personnel of the broker-dealer or other financial entity that is a party to an investor services agreement) ("Investor Services Agreements"). Each Investor Services Agreement will be a "related agreement" under the Plan. No Investor Services Agreement will provide for annual fees of more than 0.15% of a Fund's average daily net assets per annum attributable to iShares subject to such agreement.

     The fees paid by a participating Fund under the Plan will not exceed .25% of a Fund's average net assets per annum. To the extent that the Plan fees aggregate less than .25% per annum of the average daily net assets of a Fund, the relevant Fund may also reimburse the Distributor, BGFA and its affiliates, and other persons for certain costs actually incurred in connection with advertising, marketing, promoting or distributing the Fund.

     The continuation of the Distribution Agreement is subject to annual approval of the Board, including the approval by a majority of the Independent Trustees, as described above.

     Each of the Distribution Agreement and the Investor Services Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice to the other party
(i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of
the relevant Fund.   Each of the Distribution Agreement
and the Investor Services Agreements will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

Index Providers. Each Fund will be based upon a particular equity market index compiled by one of three index providers: Standard & Poor's, a division of the McGraw-Hill Companies, Frank Russell Company and Dow Jones & Company, Inc., none of which is affiliated with a Fund. Each Fund will be entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGFA, which in turn has a licensing agreement with the relevant index provider. BGFA will provide the sub-licenses without charge to any Fund.


                            BROKERAGE TRANSACTIONS

     The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and BGFA from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgement in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise and, as in most cases, an exact dollar value for those services is not ascertainable.

     In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. If BGFA believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Trust or BGFA. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale, statistical information pertaining to corporate actions affecting stocks, including, but not limited to, stocks within the Underlying Index for any Fund.

     It is expected that the Trust may execute brokerage or other agency transactions through affiliates of BGFA which are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

     The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or exemptive order.

     BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume or the security so far as the Funds are concerned. However in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

     Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.


                  ADDITIONAL INFORMATION CONCERNING THE TRUST

Capital Stock. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of 36 Funds. Each Fund issues shares of beneficial interest, par value [$0.001] per Share. The Board may designate additional Funds.

     Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

     Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

     Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund. A Fund cannot predict the length of time that one or more shareholders may remain a control person of the Fund.

     The Trust does not have information concerning the beneficial ownership of iShares held by any Depository Trust Company ("DTC") Participants (as defined below).

     Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456.

     Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions in Section 16 of the Exchange Act and the SEC's rules thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "SHAREHOLDER INFORMATION".

DTC Acts as Securities Depositary for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for iShares.

     DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

     Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

     Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may determine to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of iShares, unless the Trust makes other arrangements with respect thereto satisfactory to the AMEX.

             CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form.

     A "Business Day" with respect to each Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregation of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities-- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

     The Cash Component is an amount equal to the Balancing Amount (as defined below). The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit Aggregation and the Deposit Amount. The "Balancing Amount" is an amount equal to the difference between the net asset value of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit Aggregation exceeds the Deposit Amount), the Cash Component will be provided by the Trust. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive cash in an amount equal to the differential.

     BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

     The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash - i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process, or which may not be eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all iShares; but BGFA, subject to the approval of the Board, may adjust the "Transaction Fee" within the parameters described below to protect ongoing shareholders. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures For Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM"), and, in each case, must have executed an agreement with the Fund, the Distributor, the Custodian and the Transfer Agent with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

     All orders to create iShares must be placed for one or more Creation Unit Aggregations (the amount of iShares required for a creation Unit will vary by Fund but will usually be no less than [50,000].) All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., New York time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the net asset value of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

     Orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

     Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal
Date than orders effected using the Clearing Process.   Those persons placing
orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., New York time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Fund, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian in a timely manner so as to be received by the Custodian no later than 2:00 p.m., New York time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be
canceled.   Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current net asset value of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd ) Business Day following the day on which the purchase order is deemed received by the Distributor.

     Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business

Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., New York time, on such date and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., New York time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., New York time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee of [$4,000] will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the AMEX for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Transfer Agent, the Custodian, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust 's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee payable to the Trust is imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Distributor and only on a Business Day. A FUND WILL NOT REDEEM iSHARES IN AMOUNTS LESS THAN CREATION UNIT AGGREGATIONS. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

     With respect to each Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 am, New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Unit Aggregations.

     Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced by BGFA on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the net asset value of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption
Amount"), less a redemption transaction fee of $[     ]. In the event that the
Fund Securities have a value greater then the net asset value of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemption Transaction Fee. A redemption transaction fee payable to the Trust is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) will vary but will generally be in the
range of $[         ].  Investors will also bear the costs of transferring the
Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m., New York time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the net asset value of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., New York time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the net asset value next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations of Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations of Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations of a Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., New York time, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., New York time, on the next Business Day following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

     After the Distributor has deemed an order for redemption outside the Clearing Process received, the Distributor will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Distributor.

     The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "DETERMINATION OF NET ASSET VALUE" computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Distributor by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the next Business Day following the Transmittal Date or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Distributor, i.e., the Business Day on which the iShares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

     If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its iShares based on the net asset value of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

     Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

     The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of the Fund or determination of the Fund's net asset value is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.


                                     TAXES

     The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "TAXES".

     The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code (the "Code"), that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

     Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. To qualify for treatment as a RIC, a company must annually distribute at least 90 percent of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (1) at least 90 percent of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (2) at the close of each quarter of the company's taxable year, (a) at least 50 percent of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25 percent of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section

851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

     Each Fund, but in particular the iShares Euro Plus Fund and the iShares S&P/TSE 60 Fund, may be subject to foreign income taxes withheld at source.
Such a Fund will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fourteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and
(ii) the portion of any dividend paid by the Fund which represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

     If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund or (iii) the Fund is entitled to mark-to-market annually the shares of the passive foreign investment company, and is required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

     A Fund will be subject to a 4 percent excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98 percent of its ordinary income for the calendar year plus 98 percent of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4 percent excise tax.

     An investor in a Fund that is a foreign corporation or an individual who is a nonresident alien for U.S. tax purposes will be subject to significant adverse U.S. tax consequences. For example, dividends paid out of a Fund's investment company taxable income will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if the foreign investor is eligible for the benefits of an income tax treaty). Foreign investors are urged to consult their own tax advisors regarding the U.S. tax treatment, in their particular circumstances, of ownership of shares in a Fund.

     The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.


Federal Tax Treatment of Futures and Options Contracts. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund' fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

     The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.

                       DETERMINATION OF NET ASSET VALUE

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DETERMINING NET ASSET VALUE".

     Net asset value per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of per iShare for each Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., New York time) on each day that such exchange is open.

     In computing a Fund's net asset value, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.


                          DIVIDENDS AND DISTRIBUTIONS

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "SHAREHOLDER INFORMATION".

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds (i) to improve index tracking or to comply with the distribution requirements of the Code; (ii) to distribute their entire annual taxable income, plus any net capital gains; and
(iii) to avoid imposition of the excise tax imposed by Section 4982 of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

     Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC

Participants for reinvestment of their dividend distributions. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares purchased in the secondary market of the same Fund.


                       PERFORMANCE AND OTHER INFORMATION

     The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

     Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     Total return is calculated according to the following formula: P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period).

     Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently there is no dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

     Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

     A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

     Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

     From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

     In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

 .    Dow Jones Industrial Average
 .    Consumer Price Index
 .    Standard & Poor's 500 Composite Stock Price Index (S&P 500)
 .    NASDAQ OTC Composite Index
 .    NASDAQ Industrials Index
 .    International Finance Corporation's (Global) Composite and  (Investable)
     Composite Indices
 .    Morgan Stanley Capital International Indices
 .    NASDAQ Composite Index
 .    Wilshire 5000 Stock Index
[other]

                           MISCELLANEOUS INFORMATION

Counsel. Carter, Ledyard & Milburn, New York, New York, and Morgan, Lewis & Bockius, LLP, Washington, D.C., are counsel to the Trust. Morgan, Lewis & Bockius, LLP passed upon the validity of the shares of each Fund.

Independent Auditors. _____________________serves as the independent auditors of the Trust.


                             FINANCIAL STATEMENTS

                            [TO BE FILLED IN LATER]

                                    PART C

                               OTHER INFORMATION


Item 23.       EXHIBITS
--------       --------

Exhibit
Number   Description
(a)      Agreement and Declaration of Trust dated December 16, 1999 - to be filed
(b)      By-Laws - to be filed
(c)      Not applicable
(d)      Investment Management Agreement between the Trust and Barclays
         Global Fund Advisors - to be filed
(e.1)    Distribution Agreement between the Trust and SEI Investments
         Distribution Company- to be filed
(e.2)    Form of Authorized Participant Agreement - to be filed
(e.3)    Form of Sales and Investor Services Agreement - to be filed
(f)      Not applicable
(g.1)    Custodian Agreement between Investors Bank & Trust and the Trust - to be filed
(g.2)    Lending Agreement between Investors Bank & Trust and the Trust - to be filed
(h.1)    Transfer Agency and Services Agreement between the Trust and
         Investors Bank & Trust - to be filed
(h.2)    Form of License Agreement between Barclays Global Fund Advisors and
         Individual Funds - to be filed
(i)      Legal Opinion and Consent of Counsel - to be filed
(j)      Consent of Independent Auditors - to be filed
(k)      Not Applicable
(1.1)    Subscription Agreement between the Trust and SEI Investments
         Distribution Company
(1.2)    Letter of Representations the Trust and Depository Trust Company -
         to be filed
(m)      Form of 12b-1 Plan and 12b-1 Agreement - to be filed
(n)      Not applicable

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------       -------------------------------------------------------------

None

Item 25.       INDEMNIFICATION
--------       ---------------

The Fund is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Fund to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Fund provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust of the Fund provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Item 26. (a)   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
------------   ----------------------------------------------------

The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, California 94105 . BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position                  Principal Business(es) During the last Two Fiscal Years
-----------------                  -------------------------------------------------------
Patricia Dunn                      Director of BGFA and Chairman and Director of
Director                           BGI 45 Fremont Street, San Francisco, CA 94105

Garrett F. Bouton                  Chairman of the Board of Directors of BGFA and
Chairman                           Chief Operating Officer and Director of BGI
                                   45 Fremont Street, San Francisco, CA  94105

Lawrence G. Tint                   Director of BGFA and Director of BGI
Director                           45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher                  Chief Financial Officer of BGFA and BGI
                                   45 Fremont Street
                                   San Francisco, CA 94105

Item 27.       PRINCIPAL UNDERWRITERS.
--------       -----------------------

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     The Fund's distributor, SEI Investments Distribution Company (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                                July 15, 1982
     SEI Liquid Asset Trust                                November 29, 1982
     SEI Tax Exempt Trust                                  December 3, 1982
     SEI Index Funds                                       July 10, 1985
     SEI Institutional Managed Trust                       January 22, 1987
     SEI  Institutional International Trust                August 30, 1988
     The Advisors' Inner Circle Fund                       November 14, 1991
     The Pillar Funds                                      February 28, 1992
     CUFUND                                                May 1, 1992
     STI Classic Funds                                     May 29, 1992
     First American Funds, Inc.                            November 1, 1992
     First American Investment Funds, Inc.                 November 1, 1992
     The Arbor Fund                                        January 28, 1993
     Boston 1784 Funds/R/                                  June 1, 1993
     The PBHG Funds, Inc.                                  July 16, 1993
     Morgan Grenfell Investment Trust                      January 3, 1994
     The Achievement Funds Trust                           December 27, 1994
     Bishop Street Funds                                   January 27, 1995
     CrestFunds, Inc.                                      March 1, 1995
     STI Classic Variable Trust                            August 18, 1995

     ARK Funds                                             November 1, 1995
     Huntington Funds                                      January 11, 1996
     SEI Asset Allocation Trust                            April 1, 1996
     TIP Funds                                             April 28, 1996
     SEI Institutional Investments Trust                   June 14, 1996
     First American Strategy Funds, Inc.                   October 1, 1996
     HighMark Funds                                        February 15, 1997
     Armada Funds                                          March 8, 1997
     PBHG Insurance Series Fund, Inc.                      April 1, 1997
     The Expedition Funds                                  June 9, 1997
     Alpha Select Funds                                    January 1, 1998
     Oak Associates Funds                                  February 27, 1998
     The Nevis Fund, Inc.                                  June 29, 1998
     The Parkstone Group of Funds                          September 14, 1998
     CNI Charter Funds                                     April 1, 1999
     The Parkstone Advantage Fund                          May 1, 1999
     Amerindo Funds, Inc.                                  July 13, 1999

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                                                   Positions and Offices
Name                             Position and Office with Underwriter                 with Registrant
----                             ------------------------------------              ---------------------
Alfred P. West, Jr.              Director, Chairman of the Board of                                   --
                                 Directors
Richard B. Lieb                  Director, Executive Vice President                                   --
Carmen V. Romeo                  Director                                                             --
Mark J. Held                     President & Chief Operating Officer                                  --
Gilbert L. Beebower              Executive Vice President                                             --
Dennis J. McGonigle              Executive Vice President                                             --
Robert M. Silvestri              Chief Financial Officer & Treasurer                                  --
Leo J. Dolan, Jr                 Senior Vice President                                                --
Carl A. Guarino                  Senior Vice President                                                --
Larry Hutchison                  Senior Vice President                                                --
Jack May                         Senior Vice President                                                --
Hartland J. McKeown              Senior Vice President                                                --
Kevin P. Robins                  Senior Vice President & General Counsel                              --

                                                                                   Positions and Offices
Name                             Position and Office with Underwriter                 with Registrant
----                             ------------------------------------              ---------------------
Patrick K. Walsh                 Senior Vice President                                                --
Robert Aller                     Vice President                                                       --
Gordon W. Carpenter              Vice President                                                       --
Todd Cipperman                   Vice President & Assistant Secretary                                 --
S. Courtney E. Collier           Vice President & Assistant Secretary                                 --
Robert Crudup                    Vice President & Managing Director                                   --
Richard A. Deak                  Vice President & Assistant Secretary                                 --
Barbara Doyne                    Vice President                                                       --
Jeff Drennen                     Vice President                                                       --
James R. Foggo                   Vice President & Asistant Secretary                                  --
Vic Galef                        Vice President & Managing Director                                   --
Lydia A. Gavalis                 Vice President & Assistant Secretary                                 --
Greg Gettinger                   Vice President & Assistant Secretary                                 --
Kathy Heilig                     Vice President                                                       --
Jeff Jacobs                      Vice President                                                       --
Samuel King                      Vice President                                                       --
Kim Kirk                         Vice President & Managing Director                                   --
John Krzeminski                  Vice President & Managing Director                                   --
Carolyn McLaurin                 Vice President & Managing Director                                   --
W. Kelso Morrill                 Vice President                                                       --
Mark Nagle                       Vice President                                                       --
Joanne Nelson                    Vice President                                                       --
Cynthia M. Parrish               Vice President & Secretary                                           --
Kim Rainey                       Vice President                                                       --
Rob Redican                      Vice President                                                       --
Maria Rinehart                   Vice President                                                       --
Steve Smith                      Vice President                                                       --
Daniel Spaventa                  Vice President                                                       --
Kathryn L. Stanton               Vice President                                                       --
Lynda J. Striegel                Vice President & Assistant Secretary                                 --
Lori L. White                    Vice President & Assistant Secretary                                 --
Wayne M. Withrow                 Vice President & Managing Director                                   --


Item 28.       LOCATION OF ACCOUNTS AND RECORDS.
--------       ---------------------------------

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Investors Bank & Trust, 89 South Street, Boston, Massachusetts 02111.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, California, 94105.

(c) SEI Investments Distributor Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

(d) IBT maintains all Records relating to its services as transfer agent and custodian at 89 South Street, Boston, Massachusetts 02111.


Item 29.       MANAGEMENT SERVICES.
--------       --------------------

Not applicable.


Item 30.       UNDERTAKINGS.
--------       -------------

(a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Fund pursuant to foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the day of December 16, 1999.


                                            iShares Trust
                                         --------------------------------------
                                           (Name of Trust)



                                     By:   /s/ Nathan Most
                                         --------------------------------------
                                               Nathan Most
                                               President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacity on the dates indicated.


 By:                                 President, Trustee       December 16, 1988
    ----------------                 and Chief Financial
       Nathan Most                   Officer